UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number: 811-23895

THE 2023 ETF SERIES TRUST II

(exact name of registrant as specified in charter)

The 2023 ETF Series Trust II

53 State Street, Boston, Massachusetts 02109

(Address of principal executive offices) (Zip code)

The Corporation Trust Company

1209 Orange Street

Wilmington, Delaware 19801

(Name and address of agent for service)

Registrant’s telephone number, including area code: (617) 330-7500

Date of fiscal year end: June 30

Date of reporting period: June 30, 2025

Item 1. Reports to Shareholders.

(a)	The following is a copy of the report transmitted to stockholders pursuant to Rule 30e-1 under the Investment Company Act of 1940, as amended (the “1940 Act”):

GMO Beyond China ETF

Ticker: BCHI; Exchange: NYSE Arca, Inc.

Annual Shareholder Report - June 30, 2025

This annual shareholder report contains important information about GMO Beyond China ETF for the period of February 13, 2025 to June 30, 2025. You can find additional information about the Fund at https://www.gmo.com/americas/etf-documents/. You can also request this information by contacting us at (844) 761-1102 (toll-free).

What were the Fund costs for the last year?

(based on a hypothetical $10,000 investment)

Fund Name	Costs of a $10,000 investmentFootnote Reference*	Costs paid as a percentage of a $10,000 investment
GMO Beyond China ETF	$26	0.65%Footnote Reference1
Footnote	Description
Footnote[1]	Annualized.
Footnote*	For the period February 13, 2025 (commencement of operations) through June 30, 2025. The costs would have been higher had the Fund operated the full year.

How did the Fund perform last year and what affected its performance?

Although Grantham, Mayo, Van Otterloo & Co. LLC (GMO) does not manage the Fund to, or control the Fund’s risk relative to, any securities index or securities benchmark, a discussion of the Fund’s performance relative to the MSCI Emerging Markets ex-China Index is included for comparative purposes.

The GMO Beyond China ETF returned +9.03% (net) at net asset value (NAV) for the period from commencement of operations on February 13, 2025, until the end of the fiscal year on June 30, 2025, as compared with +13.04% for the MSCI Emerging Markets ex-China Index.

Relative to MSCI Emerging Markets ex-China, the portfolio underperformed from a mix of country allocation and stock selection decisions related to the theme of companies moving supply chains out of China. Country allocation detracted from a mix of overweight positions more exposed to the theme (e.g., Thailand and Indonesia) and underweight positioning toward countries less exposed to the theme (e.g., Korea). Areas of challenging stock selection included Consumer Discretionary, Korean Information Technology, Brazilian Industrials, and Taiwanese Information Technology.

The views expressed herein are exclusively those of GMO as of the date of this report and are subject to change. GMO disclaims any responsibility to update such views. They are not meant as investment advice. References to specific securities are not recommendations of such securities and may not be representative of any GMO portfolio’s current or future investments.

June 30, 2025

Fund Performance

Change in Value of a $10,000 Investment

	GMO Beyond China ETF at NAV	MSCI Emerging Markets ex-China Index
02/13/2025	$10,000	$10,000
02/2025	$9,684	$9,696
03/2025	$9,650	$9,700
04/2025	$9,918	$10,075
05/2025	$10,446	$10,569
06/2025	$10,903	$11,304

Average Annual Total Returns

AATR	Since 2/13/2025 (commencement of operations)Footnote Reference*
GMO Beyond China ETF at NAV	9.03%
MSCI Emerging Markets ex-China Index	13.04%
Footnote	Description
Footnote*	The NAV returns are calculated using the start of day values on February 13, 2025.

Performance data quoted represents past performance and is not indicative of future results. The investment return and principal value of an investment will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost. Current performance data may be lower or higher than the performance data provided herein. The returns do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares.

MSCI data may not be reproduced or used for any other purpose. MSCI provides no warranties, has not prepared or approved this report, and has no liability thereunder.

The Fund's expense ratio of 0.65% is equal to the Total annual Fund operating expense as set forth in the Fund's most recent Prospectus dated October 28, 2024.

Key Fund Statistics

Total Net Assets	$10,903,128
Number of Portfolio Holdings	98
Portfolio Turnover Rate	13%
Total Advisory Fees Paid, Net	$19,562

June 30, 2025

What does the Fund invest in?

The Fund invested primarily in equity securities at period end.

Industry Group SummaryFootnote Reference*

% of Investments

Banks	23.6
Semiconductors & Semiconductor Equipment	16.4
Capital Goods	10.7
Technology Hardware & Equipment	9.9
Materials	8.4
Automobiles & Components	6.5
Real Estate Management & Development	5.0
Financial Services	3.8
Consumer Discretionary Distribution & Retail	3.5
Food, Beverage & Tobacco	3.2
Transportation	2.7
Consumer Durables & Apparel	2.1
Insurance	1.8
Commercial & Professional Services	1.2
Other (less than 1%)	1.2
Footnote	Description
Footnote*	Excludes short-term investments and derivative financial instruments, if any.

Country/Region SummaryFootnote Reference**

% of Investments

India	31.0
Taiwan	22.1
South Korea	8.9
Mexico	7.2
Indonesia	6.5
Thailand	6.0
Vietnam	5.2
United Arab Emirates	3.2
Brazil	2.8
Poland	2.8
Turkey	2.1
Other (each less than 1%)	2.2
Footnote	Description
Footnote**	Excludes short-term investments and derivative financial instruments, if any.

Additional Information

For additional information about the Fund, including the Fund's prospectus, financial statements, quarterly portfolio holdings and proxy voting information, please visit https://www.gmo.com/americas/etf-documents/ or scan the QR code.

Phone: (844) 761-1102 (toll-free)

GMO International Quality ETF

Ticker: QLTI; Exchange: NYSE Arca, Inc.

Annual Shareholder Report - June 30, 2025

This annual shareholder report contains important information about GMO International Quality ETF for the period of October 29, 2024 to June 30, 2025. You can find additional information about the Fund at https://www.gmo.com/americas/etf-documents/. You can also request this information by contacting us at (844) 761-1102 (toll-free).

What were the Fund costs for the last year?

(based on a hypothetical $10,000 investment)

Fund Name	Costs of a $10,000 investmentFootnote Reference*	Costs paid as a percentage of a $10,000 investment
GMO International Quality ETF	$41	0.60%Footnote Reference1
Footnote	Description
Footnote[1]	Annualized.
Footnote*	For the period October 29, 2024 (commencement of operations) through June 30, 2025. The costs would have been higher had the Fund operated the full year.

How did the Fund perform last year and what affected its performance?

Although Grantham, Mayo, Van Otterloo & Co. LLC (GMO) does not manage the Fund to, or control the Fund’s risk relative to, any securities index or securities benchmark, a discussion of the Fund’s performance relative to the MSCI World ex USA Index is included for comparative purposes.

The GMO International Quality ETF returned +2.82% (net) at net asset value (NAV) for the period from commencement of operations on October 29, 2024, until the end of the fiscal year on June 30, 2025, as compared with +14.27% for the MSCI World ex USA Index.

Relative to the MSCI World ex USA, sector allocation made a negative contribution this period. The Energy (underweight) and Information Technology (overweight) allocations helped returns while Financials (underweight) and Health Care (overweight) reduced returns. Security selection within sector made a negative contribution. Selection results in Health Care and Information Technology helped returns. Consumer Staples and Consumer Discretionary detracted from returns. Sector allocation was more significant than stock selection within sector.

Safran, SAP SE, and Ryanair Holdings made the largest positive impact while Novo Nordisk, LVMH, and Ashtead detracted.

The views expressed herein are exclusively those of GMO as of the date of this report and are subject to change. GMO disclaims any responsibility to update such views. They are not meant as investment advice. References to specific securities are not recommendations of such securities and may not be representative of any GMO portfolio’s current or future investments.

June 30, 2025

Fund Performance

Change in Value of a $10,000 Investment

	GMO International Quality ETF at NAV	MSCI World ex USA Index
10/29/2024	$10,000	$10,000
10/2024	$9,706	$9,844
11/2024	$9,440	$9,868
12/2024	$9,158	$9,603
01/2025	$9,690	$10,081
02/2025	$9,738	$10,258
03/2025	$9,413	$10,199
04/2025	$9,818	$10,663
05/2025	$10,207	$11,165
06/2025	$10,282	$11,427

Average Annual Total Returns

AATR	Since 10/29/2024 (commencement of operations)Footnote Reference*
GMO International Quality ETF at NAV	2.82%
MSCI World ex USA Index	14.27%
Footnote	Description
Footnote*	The NAV returns are calculated using the start of day values on October 29, 2024.

Performance data quoted represents past performance and is not indicative of future results. The investment return and principal value of an investment will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost. Current performance data may be lower or higher than the performance data provided herein. The returns do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares.

MSCI data may not be reproduced or used for any other purpose. MSCI provides no warranties, has not prepared or approved this report, and has no liability thereunder.

The Fund's expense ratio of 0.60% is equal to the Total annual Fund operating expense as set forth in the Fund's most recent Prospectus dated October 28, 2024.

Key Fund Statistics

Total Net Assets	$56,446,466
Number of Portfolio Holdings	34
Portfolio Turnover Rate	9%
Total Advisory Fees Paid, Net	$89,970

June 30, 2025

What does the Fund invest in?

The Fund invested primarily in equity securities at period end.

Industry Group SummaryFootnote Reference*

% of Investments

Pharmaceuticals, Biotechnology & Life Sciences	15.6
Food, Beverage & Tobacco	13.7
Semiconductors & Semiconductor Equipment	11.2
Capital Goods	11.1
Software & Services	9.1
Consumer Services	8.7
Household & Personal Products	8.5
Materials	5.7
Consumer Discretionary Distribution & Retail	4.4
Consumer Durables & Apparel	3.8
Health Care Equipment & Services	3.5
Commercial & Professional Services	2.4
Transportation	2.3
Footnote	Description
Footnote*	Excludes short-term investments and derivative financial instruments, if any.

Country/Region SummaryFootnote Reference**

% of Investments

France	23.2
United Kingdom	14.3
Switzerland	9.9
Spain	9.2
Germany	9.1
Japan	5.9
Taiwan	5.4
Ireland	5.2
Netherlands	4.2
Denmark	3.7
Australia	2.4
Sweden	2.1
Finland	2.0
Mexico	2.0
Italy	1.4
Footnote	Description
Footnote**	Excludes short-term investments and derivative financial instruments, if any.

Additional Information

For additional information about the Fund, including the Fund's prospectus, financial statements, quarterly portfolio holdings and proxy voting information, please visit https://www.gmo.com/americas/etf-documents/ or scan the QR code.

Phone: (844) 761-1102 (toll-free)

GMO International Value ETF

Ticker: GMOI; Exchange: NYSE Arca, Inc.

Annual Shareholder Report - June 30, 2025

This annual shareholder report contains important information about GMO International Value ETF for the period of October 29, 2024 to June 30, 2025. You can find additional information about the Fund at https://www.gmo.com/americas/etf-documents/. You can also request this information by contacting us at (844) 761-1102 (toll-free).

What were the Fund costs for the last year?

(based on a hypothetical $10,000 investment)

Fund Name	Costs of a $10,000 investmentFootnote Reference*	Costs paid as a percentage of a $10,000 investment
GMO International Value ETF	$44	0.60%Footnote Reference1
Footnote	Description
Footnote[1]	Annualized.
Footnote*	For the period October 29, 2024 (commencement of operations) through June 30, 2025. The costs would have been higher had the Fund operated the full year.

How did the Fund perform last year and what affected its performance?

Although Grantham, Mayo, Van Otterloo & Co. LLC (GMO) does not manage the Fund to, or control the Fund’s risk relative to, any securities index or securities benchmark, a discussion of the Fund’s performance relative to the MSCI World ex USA Value Index is included for comparative purposes.

The GMO International Value ETF returned +17.09% (net) at net asset value (NAV) for the period from commencement of operations on October 29, 2024, until the end of the fiscal year on June 30, 2025, as compared with +17.76% for the MSCI World ex USA Value Index.

Since inception stock selection within Financials added value, but this was more than offset by sector allocation decisions including overweight positioning toward Health Care and Consumer Discretionary.

Other areas where deep value stock selection detracted from performance included overweight positioning toward Australian Materials and French Energy, as well as underweight positioning toward Japanese Financials.

The views expressed herein are exclusively those of GMO as of the date of this report and are subject to change. GMO disclaims any responsibility to update such views. They are not meant as investment advice. References to specific securities are not recommendations of such securities and may not be representative of any GMO portfolio’s current or future investments.

June 30, 2025

Fund Performance

Change in Value of a $10,000 Investment

	GMO International Value ETF at NAV	MSCI World ex USA Index	MSCI World ex USA Value Index
10/29/2024	$10,000	$10,000	$10,000
10/2024	$9,852	$9,844	$9,874
11/2024	$9,732	$9,868	$9,872
12/2024	$9,532	$9,603	$9,660
01/2025	$9,930	$10,081	$10,117
02/2025	$10,434	$10,258	$10,453
03/2025	$10,674	$10,199	$10,654
04/2025	$10,902	$10,663	$11,092
05/2025	$11,455	$11,165	$11,552
06/2025	$11,709	$11,427	$11,776

Average Annual Total Returns

AATR	Since 10/29/2024 (commencement of operations)Footnote Reference*
GMO International Value ETF at NAV	17.09%
MSCI World ex USA Index	14.27%
MSCI World ex USA Value Index	17.76%
Footnote	Description
Footnote*	The NAV returns are calculated using the start of day values on October 29, 2024.

Performance data quoted represents past performance and is not indicative of future results. The investment return and principal value of an investment will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost. Current performance data may be lower or higher than the performance data provided herein. The returns do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares.

MSCI data may not be reproduced or used for any other purpose. MSCI provides no warranties, has not prepared or approved this report, and has no liability thereunder.

The Fund's expense ratio of 0.60% is equal to the Total annual Fund operating expense as set forth in the Fund's most recent Prospectus dated October 28, 2024.

Key Fund Statistics

Total Net Assets	$163,053,870
Number of Portfolio Holdings	172
Portfolio Turnover Rate	25%
Total Advisory Fees Paid, Net	$327,330

June 30, 2025

What does the Fund invest in?

The Fund invested primarily in equity securities at period end.

Industry Group SummaryFootnote Reference*

% of Investments

Banks	25.6
Pharmaceuticals, Biotechnology & Life Sciences	11.3
Energy	9.8
Capital Goods	9.5
Materials	8.3
Automobiles & Components	8.0
Insurance	5.6
Telecommunication Services	3.9
Financial Services	3.3
Transportation	3.2
Food, Beverage & Tobacco	2.3
Consumer Durables & Apparel	2.0
Real Estate Management & Development	2.0
Consumer Staples Distribution & Retail	1.5
Other (less than 1%)	3.7
Footnote	Description
Footnote*	Excludes short-term investments and derivative financial instruments, if any.

Country/Region SummaryFootnote Reference**

% of Investments

Japan	20.0
Canada	14.2
France	11.3
United Kingdom	9.7
Switzerland	7.5
Germany	7.3
Spain	6.2
Australia	5.1
Netherlands	4.0
Sweden	2.7
Norway	2.7
Hong Kong	2.3
Italy	2.0
Austria	1.3
Singapore	1.3
Belgium	1.0
Other (each less than 1%)	1.4
Footnote	Description
Footnote**	Excludes short-term investments and derivative financial instruments, if any.

Additional Information

For additional information about the Fund, including the Fund's prospectus, financial statements, quarterly portfolio holdings and proxy voting information, please visit https://www.gmo.com/americas/etf-documents/ or scan the QR code.

Phone: (844) 761-1102 (toll-free)

GMO Systematic Investment Grade Credit ETF

Ticker: INVG; Exchange: NYSE Arca, Inc.

Annual Shareholder Report - June 30, 2025

This annual shareholder report contains important information about GMO Systematic Investment Grade Credit ETF for the period of June 4, 2025 to June 30, 2025. You can find additional information about the Fund at https://www.gmo.com/americas/etf-documents/. You can also request this information by contacting us at (844) 761-1102 (toll-free).

What were the Fund costs for the last year?

(based on a hypothetical $10,000 investment)

Fund Name	Costs of a $10,000 investmentFootnote Reference*	Costs paid as a percentage of a $10,000 investment
GMO Systematic Investment Grade Credit ETF	$2	0.25%Footnote Reference1
Footnote	Description
Footnote[1]	Annualized.
Footnote*	For the period June 4, 2025 (commencement of operations) through June 30, 2025. The costs would have been higher had the Fund operated the full year.

How did the Fund perform last year and what affected its performance?

The GMO Systematic Investment Grade Credit ETF returned +2.09% (net) at net asset value (NAV) for the period from commencement of operations on June 4, 2025, until the end of the fiscal year on June 30, 2025, as compared with +2.03% for the Bloomberg U.S. Corporate Index.

Investment grade corporate credit posted positive excess returns of +0.17% for the period, along with positive total returns of +2.03%, supported by the decline in yields.

Relative to the Bloomberg U.S. Corporate Index, credit selection was additive while sector allocation detracted from performance. Credit selection was strongest in the Communications and Consumer Cyclicals sectors, while holdings within the Insurance sector underperformed. From a sector allocation standpoint, overweight Communications and underweight Insurance both had a negative impact on relative returns.

The views expressed herein are exclusively those of Grantham, Mayo, Van Otterloo & Co. LLC (GMO) as of the date of this report and are subject to change. GMO disclaims any responsibility to update such views. They are not meant as investment advice. References to specific securities are not recommendations of such securities and may not be representative of any GMO portfolio’s current or future investments.

June 30, 2025

Fund Performance

Change in Value of a $10,000 Investment

	GMO Systematic Investment Grade Credit ETF at NAV	Bloomberg U.S. Aggregate Index	Bloomberg U.S. Corporate Index
06/04/2025	$10,000	$10,000	$10,000
06/2025	$10,209	$10,183	$10,203

Average Annual Total Returns

AATR	Since 6/4/2025 (commencement of operations)Footnote Reference*
GMO Systematic Investment Grade Credit ETF at NAV	2.09%
Bloomberg U.S. Aggregate Index	1.83%
Bloomberg U.S. Corporate Index	2.03%
Footnote	Description
Footnote*	The NAV returns are calculated using the start of day values on June 4, 2025.

Performance data quoted represents past performance and is not indicative of future results. The investment return and principal value of an investment will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost. Current performance data may be lower or higher than the performance data provided herein. The returns do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares.

The Fund's expense ratio of 0.25% is equal to the Total annual Fund operating expense as set forth in the Fund's most recent Prospectus dated October 28, 2024.

Key Fund Statistics

Total Net Assets	$6,380,804
Number of Portfolio Holdings	127
Portfolio Turnover Rate	0%
Total Advisory Fees Paid, Net	$1,114

June 30, 2025

What does the Fund invest in?

The Fund invested primarily in debt securities at period end.

Industry Group SummaryFootnote Reference*

% of Investments

Financial Services	15.7
Banks	12.1
Capital Goods	10.1
Food, Beverage & Tobacco	8.4
Health Care Equipment & Services	7.4
Media & Entertainment	6.5
Utilities	5.6
Energy	5.3
Commercial & Professional Services	5.0
Software & Services	4.9
Consumer Durables & Apparel	3.2
Equity Real Estate Investment Trusts (REITs)	2.7
Consumer Staples Distribution & Retail	2.6
Semiconductors & Semiconductor Equipment	1.9
Automobiles & Components	1.8
Insurance	1.7
Telecommunication Services	1.4
Technology Hardware & Equipment	1.1
Other (less than 1%)	2.6
Footnote	Description
Footnote*	Excludes short-term investments and derivative financial instruments, if any.

Country/Region SummaryFootnote Reference**

% of Investments

United States	81.7
Canada	9.8
United Kingdom	5.4
Australia	1.6
Belgium	1.5
Footnote	Description
Footnote**	Excludes short-term investments and derivative financial instruments, if any.

Additional Information

For additional information about the Fund, including the Fund's prospectus, financial statements, quarterly portfolio holdings and proxy voting information, please visit https://www.gmo.com/americas/etf-documents/ or scan the QR code.

Phone: (844) 761-1102 (toll-free)

GMO U.S. Quality ETF

Ticker: QLTY; Exchange: NYSE Arca, Inc.

Annual Shareholder Report - June 30, 2025

This annual shareholder report contains important information about GMO U.S. Quality ETF for the period of July 1, 2024 to June 30, 2025. You can find additional information about the Fund at https://www.gmo.com/americas/etf-documents/. You can also request this information by contacting us at (844) 761-1102 (toll-free).

What were the Fund costs for the last year?

(based on a hypothetical $10,000 investment)

Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
GMO U.S. Quality ETF	$53	0.50%

How did the Fund perform last year and what affected its performance?

Although Grantham, Mayo, Van Otterloo & Co. LLC (GMO) does not manage the Fund to, or control the Fund’s risk relative to, any securities index or securities benchmark, a discussion of the Fund’s performance relative to the S&P 500 Index is included for comparative purposes.

The GMO U.S. Quality ETF returned +11.16% (net) at net asset value (NAV) for the fiscal year ended June 30, 2025, as compared with +15.16% for the S&P 500 Index.

Relative to the S&P 500, sector allocation made a negative contribution this period. The Energy (underweight) and Information Technology (overweight) allocations helped returns while Health Care (overweight) and Financials (underweight) reduced returns. Security selection within sector made a negative contribution. Selection results in Industrials and Information Technology helped returns. Consumer Staples and Communication Services detracted from returns. Sector allocation was more significant than stock selection within sector.

Oracle, Broadcom, and GE Aerospace made the largest positive impact while Constellation Brands, UnitedHealth Group, and Elevance Health detracted.

The views expressed herein are exclusively those of GMO as of the date of this report and are subject to change. GMO disclaims any responsibility to update such views. They are not meant as investment advice. References to specific securities are not recommendations of such securities and may not be representative of any GMO portfolio’s current or future investments.

June 30, 2025

Fund Performance

Change in Value of a $10,000 Investment

	GMO U.S. Quality ETF at NAV	S&P 500 Index
11/2023	$10,000	$10,000
11/2023	$10,322	$10,368
12/2023	$10,665	$10,839
01/2024	$10,997	$11,021
02/2024	$11,632	$11,610
03/2024	$11,921	$11,983
04/2024	$11,523	$11,494
05/2024	$11,882	$12,064
06/2024	$12,462	$12,497
07/2024	$12,513	$12,649
08/2024	$12,879	$12,956
09/2024	$13,117	$13,232
10/2024	$12,701	$13,112
11/2024	$13,247	$13,882
12/2024	$12,917	$13,551
01/2025	$13,545	$13,928
02/2025	$13,367	$13,747
03/2025	$12,634	$12,972
04/2025	$12,477	$12,884
05/2025	$13,106	$13,695
06/2025	$13,853	$14,392

Average Annual Total Returns

AATR	1 Year	Since 11/14/2023 (commencement of operations)Footnote Reference*
GMO U.S. Quality ETF at NAV	11.16%	22.15%
S&P 500 Index	15.16%	25.04%
Footnote	Description
Footnote*	The NAV returns are calculated using the start of day values on November 14, 2023.

Performance data quoted represents past performance and is not indicative of future results. The investment return and principal value of an investment will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost. Current performance data may be lower or higher than the performance data provided herein. The returns do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares.

For S&P disclaimers please visit https://www.gmo.com/north-america/benchmark-disclaimers/

The Fund's expense ratio of 0.50% is equal to the Total annual Fund operating expense as set forth in the Fund's most recent Prospectus dated November 1, 2024.

Key Fund Statistics

Total Net Assets	$2,010,274,305
Number of Portfolio Holdings	37
Portfolio Turnover Rate	15%
Total Advisory Fees Paid, Net	$7,086,797

June 30, 2025

What does the Fund invest in?

The Fund invested primarily in equity securities at year end.

Industry Group SummaryFootnote Reference*

% of Investments

Software & Services	19.8
Semiconductors & Semiconductor Equipment	15.4
Health Care Equipment & Services	12.6
Pharmaceuticals, Biotechnology & Life Sciences	9.2
Media & Entertainment	9.1
Food, Beverage & Tobacco	6.5
Consumer Services	5.4
Banks	4.4
Consumer Discretionary Distribution & Retail	3.8
Technology Hardware & Equipment	3.8
Financial Services	3.5
Household & Personal Products	2.9
Capital Goods	2.0
Transportation	1.6
Footnote	Description
Footnote*	Excludes short-term investments and derivative financial instruments, if any.

Additional Information

For additional information about the Fund, including the Fund's prospectus, financial statements, quarterly portfolio holdings and proxy voting information, please visit https://www.gmo.com/americas/etf-documents/ or scan the QR code.

Phone: (844) 761-1102 (toll-free)

GMO U.S. Value ETF

Ticker: GMOV; Exchange: NYSE Arca, Inc.

Annual Shareholder Report - June 30, 2025

This annual shareholder report contains important information about GMO U.S. Value ETF for the period of October 29, 2024 to June 30, 2025. You can find additional information about the Fund at https://www.gmo.com/americas/etf-documents/. You can also request this information by contacting us at (844) 761-1102 (toll-free).

What were the Fund costs for the last year?

(based on a hypothetical $10,000 investment)

Fund Name	Costs of a $10,000 investmentFootnote Reference*	Costs paid as a percentage of a $10,000 investment
GMO U.S. Value ETF	$34	0.50%Footnote Reference1
Footnote	Description
Footnote[1]	Annualized.
Footnote*	For the period October 29, 2024 (commencement of operations) through June 30, 2025. The costs would have been higher had the Fund operated the full year.

How did the Fund perform last year and what affected its performance?

Although Grantham, Mayo, Van Otterloo & Co. LLC (GMO) does not manage the Fund to, or control the Fund’s risk relative to, any securities index or securities benchmark, a discussion of the Fund’s performance relative to the MSCI USA Value (Gross) Index is included for comparative purposes.

The GMO U.S. Value ETF returned +1.78% (net) at net asset value (NAV) for the period from commencement of operations on October 29, 2024, until the end of the fiscal year on June 30, 2025, as compared with +3.07% for the MSCI USA Value (Gross) Index.

The bulk of the underperformance for the period was driven by deep value stock selection within Consumer Staples and Industrials. Overweight positioning in Health Care and Consumer Discretionary also detracted.

A notable area for value added in the period included a mix of overweight allocation and stock selection in Financials.

The views expressed herein are exclusively those of GMO as of the date of this report and are subject to change. GMO disclaims any responsibility to update such views. They are not meant as investment advice. References to specific securities are not recommendations of such securities and may not be representative of any GMO portfolio’s current or future investments.

June 30, 2025

Fund Performance

Change in Value of a $10,000 Investment

	GMO U.S. Value ETF at NAV	MSCI USA Index	MSCI USA Value (Gross) Index
10/29/2024	$10,000	$10,000	$10,000
10/2024	$9,815	$9,803	$9,870
11/2024	$10,427	$10,416	$10,407
12/2024	$9,801	$10,151	$9,683
01/2025	$10,236	$10,460	$10,116
02/2025	$10,189	$10,296	$10,213
03/2025	$9,887	$9,693	$9,965
04/2025	$9,483	$9,644	$9,612
05/2025	$9,700	$10,266	$9,867
06/2025	$10,178	$10,794	$10,307

Average Annual Total Returns

AATR	Since 10/29/2024 (commencement of operations)Footnote Reference*
GMO U.S. Value ETF at NAV	1.78%
MSCI USA Index	7.94%
MSCI USA Value (Gross) Index	3.07%
Footnote	Description
Footnote*	The NAV returns are calculated using the start of day values on October 29, 2024.

Performance data quoted represents past performance and is not indicative of future results. The investment return and principal value of an investment will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost. Current performance data may be lower or higher than the performance data provided herein. The returns do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares.

MSCI data may not be reproduced or used for any other purpose. MSCI provides no warranties, has not prepared or approved this report, and has no liability thereunder.

The Fund's expense ratio of 0.50% is equal to the Total annual Fund operating expense as set forth in the Fund's most recent Prospectus dated October 28, 2024.

Key Fund Statistics

Total Net Assets	$52,547,064
Number of Portfolio Holdings	164
Portfolio Turnover Rate	53%
Total Advisory Fees Paid, Net	$125,735

June 30, 2025

What does the Fund invest in?

The Fund invested primarily in equity securities at period end.

Industry Group SummaryFootnote Reference*

% of Investments

Financial Services	12.2
Banks	11.5
Pharmaceuticals, Biotechnology & Life Sciences	11.1
Energy	8.4
Media & Entertainment	8.3
Health Care Equipment & Services	7.5
Technology Hardware & Equipment	5.2
Capital Goods	4.1
Consumer Durables & Apparel	3.8
Semiconductors & Semiconductor Equipment	3.6
Automobiles & Components	3.4
Telecommunication Services	2.9
Consumer Discretionary Distribution & Retail	2.8
Insurance	2.8
Food, Beverage & Tobacco	2.7
Equity Real Estate Investment Trusts (REITs)	2.0
Consumer Staples Distribution & Retail	2.0
Transportation	2.0
Materials	1.4
Software & Services	1.2
Other (less than 1%)	1.1
Footnote	Description
Footnote*	Excludes short-term investments and derivative financial instruments, if any.

Additional Information

For additional information about the Fund, including the Fund's prospectus, financial statements, quarterly portfolio holdings and proxy voting information, please visit https://www.gmo.com/americas/etf-documents/ or scan the QR code.

Phone: (844) 761-1102 (toll-free)

(b)	Not applicable.

Item 2.	Code of Ethics.

(a)	The Registrant, as of the end of the period covered by the report, has adopted a code of ethics that applies to the Registrant's principal executive officer, principal financial officer, principal accounting officer or controller or any persons performing similar functions on behalf of the Registrant.

(b)	No disclosures are required by this Item 2(b).

(c)	During the period covered by this report, no amendments were made to the provisions of the code of ethics adopted in 2(a) above.

(d)	During the period covered by this report, no implicit or explicit waivers to the provisions of the code of ethics adopted in 2(a) above were granted.

(e)	Not applicable.

(f)	The Registrant's Code of Ethics is attached as an Exhibit hereto.

Item 3.	Audit Committee Financial Expert.

(a)(1)	The Registrant’s board of trustees has determined that the Registrant has at least one audit committee financial expert serving on the audit committee

(a)(2)	The audit committee financial expert is Joan Binstock who is independent as defined in Form N-CSR Item 3(a)(2).

Item 4.	Principal Accountant Fees and Services.

Audit Fees

(a)	The aggregate fees billed for each of the last two fiscal years for professional services rendered by the principal accountant for the audit of the registrant's annual financial statements or services that are normally provided by the accountant in connection with statutory and regulatory filings or engagements for those fiscal years are $264,200 for 2025 and $64,000 for 2024.

Audit-Related Fees

(b)	The aggregate fees billed in each of the last two fiscal years for assurance and related services by the principal accountant that are reasonably related to the performance of the audit of the Registrant’s financial statements and are not reported under paragraph (a) of this Item were $0 for 2025 and $0 for 2024.

Tax Fees

(c)	The aggregate fees billed in each of the last two fiscal years for professional services rendered by the principal accountant for tax compliance, tax advice, and tax planning are $39,517 for 2025 and $12,100 for 2024. Services for which fees in the Tax Fees category are billed include PricewaterhouseCoopers LLP’s (“PwC”) review of the registrant’s U.S. federal income tax returns and the required state corporate income tax returns, as well as PwC’s review of excise tax distribution calculations and identification and analyzation of the passive foreign investment company status of foreign corporate equities.

All Other Fees

(d)	The aggregate fees billed in each of the last two fiscal years for products and services provided by the principal accountant, other than the services reported in paragraphs (a) through (c) of this item are $0 for 2025 and $0 for 2024.

(e)(1)	Audit Committee’s pre-approval policies and procedures described in paragraph (c)(7) of Rule 2-01 of Regulation S-X.

All services to be performed by the Registrant's principal auditors must be pre-approved by the Registrant's audit committee.

(e)(2)	No services described in paragraphs (b) through (d) were approved pursuant to paragraph (c)(7)(i)(C) of Rule 2-01 of Regulation S-X.

(f)	Not applicable.

(g)	The aggregate non-audit fees billed by the Registrant’s principal accountant for the last two fiscal years was $74,517 for 2025 and $12,100 for 2024.

(h)	Not applicable.

(i)	Not applicable.

(j)	Not applicable.

Item 5. Audit Committee of Listed Registrants.

(a)	Not applicable.

(b)	Not applicable.

Item 6. Investments.

(a)	The Schedule of Investments is included as part of the Report to Shareholders filed under Item 7(a) of this Form.

(b)	Not applicable.

Item 7. Financial Statements and Financial Highlights for Open-End Management Investment Companies.

(a)	The registrant’s Financial Statements are attached herewith.

Annual Financial Statements and Other Information

June 30, 2025

GMO Beyond China ETF

GMO International Quality ETF

GMO International Value ETF

GMO Systematic Investment Grade Credit ETF

GMO U.S. Quality ETF

GMO U.S. Value ETF

For a free copy of the Funds’ proxy voting guidelines, shareholders may call 1-844 761-1102 (toll-free), visit GMO’s website at www.gmo.com, or visit the Securities and Exchange Commission’s website at www.sec.gov. Information regarding how the Funds voted proxies relating to portfolio securities during the most recent 12-month period ended June 30 will be available without charge on GMO’s website at www.gmo.com and on the Securities and Exchange Commission’s website at www.sec.gov no later than August 31 of each year.

The Funds file their complete schedule of portfolio holdings with the Securities and Exchange Commission for the first and third quarter of each fiscal year on Form N-PORT, which is available on the Commission’s website at www.sec.gov or at www.gmo.com.

Information regarding how often shares of the Funds are traded on the New York Stock Exchange at a price above (i.e., at a premium) or below (i.e., at a discount) the NAV of the Funds can be found at www.gmo.com.

This report is prepared for the general information of shareholders. It is authorized for distribution to prospective investors only when preceded or accompanied by a prospectus for The 2023 ETF Series Trust II, which contains a complete discussion of the risks associated with an investment in these Funds and other important information. The 2023 ETF Series Trust II prospectus can be obtained at www.gmo.com or by calling toll-free 1-844 761-1102. The 2023 ETF Series Trust II Statement of Additional Information includes additional information about the Trustees of The 2023 ETF Series Trust II and is available without charge, upon request, by calling 1-844 761-1102 (toll-free).

An investment in the Funds is subject to risk, including the possible loss of principal amount invested. There can be no assurance that the Funds will achieve their stated investment objectives. Please see the Funds’ prospectus regarding specific principal risks for each Fund. General risks may include: market risk-equities, management and operational risk, focused investment risk, ETF risks, limited authorized participants, market makers and liquidity providers risk, new/smaller funds risk and market disruption.

Table of Contents

Page
GMO Beyond China ETF
Schedule of Investments	1
GMO International Quality ETF
Schedule of Investments	3
GMO International Value ETF
Schedule of Investments	4
GMO Systematic Investment Grade Credit ETF
Schedule of Investments	7
GMO U.S. Quality ETF
Schedule of Investments	10
GMO U.S. Value ETF
Schedule of Investments	11
Portfolio, Counterparty and Currency Abbreviations	14
Fund Financial Statements:
Statements of Assets and Liabilities	15
Statements of Operations	17
Statements of Changes in Net Assets	19
Financial Highlights	22
Notes to Financial Statements	28
Report of Independent Registered Public Accounting Firm	45
Tax Information	46

GMO Beyond China ETF

Schedule of Investments

(showing percentage of total net assets)

June 30, 2025

Shares	Description	Value ($)
	COMMON STOCKS — 98.9%
	Brazil — 2.8%
1,056	Embraer SA –ADR	60,097
31,086	WEG SA	244,770
	Total Brazil	304,867

	Czeck Republic — 0.4%
6,450	Moneta Money Bank AS	44,495

	Greece — 0.6%
2,040	Jumbo SA	70,409

	India — 30.7%
870	ABB India Ltd.	61,730
1,809	Amara Raja Energy & Mobility Ltd.	20,341
7,257	Asian Paints Ltd.	198,171
8,597	AU Small Finance Bank Ltd.	82,186
142	Bajaj Auto Ltd.	13,859
14,704	Bajaj Finance Ltd.	160,653
1,890	Balkrishna Industries Ltd.	53,773
21,711	Castrol India Ltd.	56,151
2,021	Ceat Ltd.	86,769
10,242	Chambal Fertilisers & Chemicals Ltd.	67,571
1,868	Coromandel International Ltd.	54,365
3,181	Cummins India Ltd.	126,075
3,780	Deepak Fertilisers & Petrochemicals Corp. Ltd.	76,032
348	Dixon Technologies India Ltd.	60,823
4,271	Eicher Motors Ltd.	280,882
1,790	Finolex Cables Ltd.	20,601
19,400	Firstsource Solutions Ltd.	84,943
3,570	HBL Engineering Ltd.	24,727
7,159	HDFC Bank Ltd. –ADR	548,880
5,137	Hero MotoCorp Ltd.	253,711
15,361	Hindalco Industries Ltd.	124,101
13,189	ICICI Bank Ltd. –ADR	443,678
3,463	Indian Hotels Co. Ltd.	30,687
17,371	IRCON International Ltd.	41,098
653	KEI Industries Ltd.	28,947
1,089	Kirloskar Brothers Ltd.	29,917
19,937	Manappuram Finance Ltd.	64,075
1,043	Navin Fluorine International Ltd.	58,376
6,953	Nippon Life India Asset Management Ltd.	64,779
7,763	PCBL Chemical Ltd.	37,806
2,627	Shriram Finance Ltd.	21,664
1,770	SRF Ltd.	66,788
	Total India	3,344,159

	Indonesia — 6.5%
528,800	Aneka Tambang Tbk. PT	99,018
669,000	Bank Central Asia Tbk. PT	357,473
469,000	Bank Mandiri Persero Tbk. PT	140,974
427,000	Bank Negara Indonesia Persero Tbk. PT	108,361
	Total Indonesia	705,826
Shares	Description	Value ($)
	Malaysia — 1.0%
56,000	Gamuda Bhd.	63,707
194,200	My EG Services Bhd.	43,817
	Total Malaysia	107,524

	Mexico — 7.1%
19,000	Arca Continental SAB de CV	201,295
13,900	Banco del Bajio SA	33,556
10,260	Cemex SAB de CV –ADR	71,102
17,300	Corp. Inmobiliaria Vesta SAB de CV	47,600
426	Fomento Economico Mexicano SAB de CV –ADR	43,870
45,747	Gentera SAB de CV	97,616
5,650	Gruma SAB de CV –Class B	97,445
2,682	Grupo Financiero Banorte SAB de CV –ADR	122,836
18,008	Wal-Mart de Mexico SAB de CV	59,577
	Total Mexico	774,897

	Poland — 2.8%
1,590	Bank Polska Kasa Opieki SA	81,610
10,960	Powszechny Zaklad Ubezpieczen SA	191,568
220	Santander Bank Polska SA	30,128
	Total Poland	303,306

	South Korea — 8.8%
1,709	DB HiTek Co. Ltd.	59,263
5,298	HMM Co. Ltd.	88,326
469	Hyundai Engineering & Construction Co. Ltd.	27,280
949	Hyundai Glovis Co. Ltd.	94,787
1,668	Korean Air Lines Co. Ltd.	28,303
1,089	LS Electric Co. Ltd.	241,265
7,821	Samsung Electronics Co. Ltd.	346,544
579	Samsung SDI Co. Ltd.	74,134
	Total South Korea	959,902

	Taiwan — 21.9%
4,840	Advantech Co. Ltd.	56,333
997	Bizlink Holding, Inc.	28,942
4,740	Chroma ATE, Inc.	71,801
23,189	Delta Electronics, Inc.	327,847
3,189	Evergreen Marine Corp. Taiwan Ltd.	21,724
12,060	Hon Hai Precision Industry Co. Ltd.	66,468
9,369	MediaTek, Inc.	400,905
6,251	Micro-Star International Co. Ltd.	30,707
3,111	Parade Technologies Ltd.	63,472
3,513	Phison Electronics Corp.	60,490
34,798	Radiant Opto-Electronics Corp.	160,220
9,681	Realtek Semiconductor Corp.	187,907
6,051	Sinbon Electronics Co. Ltd.	45,260
3,710	Taiwan Semiconductor Manufacturing Co. Ltd. –ADR	840,278
508	Voltronic Power Technology Corp.	21,912
	Total Taiwan	2,384,266

The accompanying notes are an integral part of the financial statements.

GMO Beyond China ETF

Schedule of Investments — (Continued)

(showing percentage of total net assets)

June 30, 2025

Shares	Description	Value ($)
	Thailand — 6.0%
264,000	AP Thailand PCL –NVDR	50,857
9,000	Bangkok Bank PCL –NVDR	38,509
14,600	Delta Electronics Thailand PCL –NVDR	43,339
29,900	Kasikornbank PCL –NVDR	141,236
437,000	Krung Thai Bank PCL –NVDR	286,657
15,000	SCB X PCL –NVDR	54,244
79,000	Supalai PCL –NVDR	35,246
	Total Thailand	650,088

	Turkey — 2.0%
17,027	Arcelik AS *	52,384
9,520	Dogus Otomotiv Servis ve Ticaret AS	41,649
73,950	Karsan Otomotiv Sanayii Ve Ticaret AS *	17,179
115,340	Mavi Giyim Sanayi Ve Ticaret AS –Class B	111,407
	Total Turkey	222,619

	United Arab Emirates — 3.1%
51,943	Aldar Properties PJSC	126,159
6,360	Emaar Development PJSC	23,379
52,529	Emaar Properties PJSC	194,520
	Total United Arab Emirates	344,058

	Vietnam — 5.2%
11,900	Bank for Foreign Trade of Vietnam JSC *	25,968
76,615	Gelex Group JSC	109,699
27,600	Gemadept Corp.	61,180
59,200	Kinh Bac City Development Holding Corp. *	60,627
107,300	Mobile World Investment Corp. *	269,066
13,800	PetroVietnam Gas JSC	35,820
	Total Vietnam	562,360

	TOTAL COMMON STOCKS (COST $10,223,596)	10,778,776

	SHORT-TERM INVESTMENTS — 1.4%
	Money Market Funds — 1.4%
152,624	State Street Institutional Treasury Money Market Fund – Premier Class, 4.20% (a)	152,624

	TOTAL SHORT-TERM INVESTMENTS (COST $152,624)	152,624

	TOTAL INVESTMENTS — 100.3% (Cost $10,376,220)	10,931,400
	Other Assets and Liabilities (net) — (0.3)%	(28,272)
	TOTAL NET ASSETS — 100.0%	$10,903,128

Notes to Schedule of Investments:

*	Non-income producing security.
(a)	The rate disclosed is the 7 day net yield as of June 30, 2025.

For a listing of definitions of acronyms, counterparty abbreviations and currency abbreviations used throughout the Schedule of Investments as well as the derivative tables, if any, please refer to page 14.

The accompanying notes are an integral part of the financial statements.

GMO International Quality ETF

Schedule of Investments

(showing percentage of total net assets)

June 30, 2025

Shares	Description	Value ($)
	COMMON STOCKS — 98.8%
	Capital Goods — 11.0%
37,840	Assa Abloy AB – Class B	1,180,688
13,636	Knorr-Bremse AG	1,317,931
17,127	Kone OYJ – Class B	1,127,365
31,769	Safran SA – ADR	2,594,574
	Total Capital Goods	6,220,558

	Commercial & Professional Services — 2.3%
85,800	Brambles Ltd.	1,322,511

	Consumer Discretionary Distribution & Retail — 4.3%
46,779	Industria de Diseno Textil SA	2,434,466

	Consumer Durables & Apparel — 3.7%
19,976	LVMH Moet Hennessy Louis Vuitton SE – ADR	2,098,679

	Consumer Services — 8.6%
32,164	Amadeus IT Group SA	2,708,206
62,348	Compass Group PLC – ADR	2,152,253
	Total Consumer Services	4,860,459

	Food, Beverage & Tobacco — 13.5%
117,565	Davide Campari-Milano NV	790,754
13,741	Diageo PLC – ADR	1,385,642
10,868	Fomento Economico Mexicano SAB de CV – ADR	1,119,187
14,823	Kerry Group PLC – Class A	1,636,947
19,845	Nestle SA – ADR	1,971,005
36,837	Pernod Ricard SA – ADR	738,213
	Total Food, Beverage & Tobacco	7,641,748

	Health Care Equipment & Services — 3.5%
6,511	BioMerieux	900,415
8,800	Hoya Corp.	1,048,325
	Total Health Care Equipment & Services	1,948,740

	Household & Personal Products — 8.4%
3,872	Beiersdorf AG	486,205
25,118	L’Oreal SA – ADR	2,147,840
34,851	Unilever PLC – ADR	2,131,836
	Total Household & Personal Products	4,765,881

	Materials — 5.6%
42,583	Air Liquide SA – ADR	1,758,678
85,812	Shin-Etsu Chemical Co. Ltd. – ADR	1,415,040
	Total Materials	3,173,718

	Pharmaceuticals, Biotechnology & Life Sciences — 15.5%
216,341	Haleon PLC – ADR	2,243,456
15,303	Novartis AG – ADR	1,851,816
Shares	Description	Value ($)
	Pharmaceuticals, Biotechnology & Life Sciences — continued
30,310	Novo Nordisk AS – ADR	2,091,996
42,227	Roche Holding AG – ADR	1,721,173
3,475	Sartorius Stedim Biotech	830,137
	Total Pharmaceuticals, Biotechnology & Life Sciences	8,738,578

	Semiconductors & Semiconductor Equipment — 11.1%
2,948	ASML Holding NV – NY Reg Shares	2,362,498
13,420	Taiwan Semiconductor Manufacturing Co. Ltd. – ADR	3,039,496
4,400	Tokyo Electron Ltd.	845,748
	Total Semiconductors & Semiconductor Equipment	6,247,742

	Software & Services — 9.0%
49,502	Dassault Systemes SE	1,791,894
10,736	SAP SE – ADR	3,264,818
	Total Software & Services	5,056,712

	Transportation — 2.3%
22,176	Ryanair Holdings PLC – ADR	1,278,890

	TOTAL COMMON STOCKS (COST $53,296,484)	55,788,682

	SHORT-TERM INVESTMENTS — 1.1%
	Money Market Funds — 1.1%
618,727	State Street Institutional Treasury Money Market Fund – Premier Class, 4.20% (a)	618,727

	TOTAL SHORT-TERM INVESTMENTS (COST $618,727)	618,727

	TOTAL INVESTMENTS — 99.9% (Cost $53,915,211)	56,407,409
	Other Assets and Liabilities (net) — 0.1%	39,057
	TOTAL NET ASSETS — 100.0%	$56,446,466

Notes to Schedule of Investments:

(a)	The rate disclosed is the 7 day net yield as of June 30, 2025.

For a listing of definitions of acronyms, counterparty abbreviations and currency abbreviations used throughout the Schedule of Investments as well as the derivative tables, if any, please refer to page 14.

The accompanying notes are an integral part of the financial statements.

GMO International Value ETF

Schedule of Investments

(showing percentage of total net assets)

June 30, 2025

Shares	Description	Value ($)
	COMMON STOCKS — 96.6%
	Australia — 5.0%
70,790	Aurizon Holdings Ltd.	141,169
112,675	BHP Group Ltd. –ADR	5,418,541
24,049	BlueScope Steel Ltd.	365,782
23,756	Dexus	103,973
144,004	Fortescue Ltd.	1,448,181
2,514	Rio Tinto Ltd.	177,256
10,828	Westpac Banking Corp.	241,302
20,310	Woodside Energy Group Ltd. –ADR	313,383
	Total Australia	8,209,587

	Austria — 1.3%
6,274	Erste Group Bank AG	534,330
20,305	OMV AG	1,104,547
15,312	Raiffeisen Bank International AG	466,792
	Total Austria	2,105,669

	Belgium — 1.0%
6,958	Ageas SA	470,051
11,616	KBC Group NV	1,199,458
	Total Belgium	1,669,509

	Canada — 14.0%
12,477	Bank of Montreal	1,382,709
91,609	Bank of Nova Scotia	5,063,229
9,443	Canadian Imperial Bank of Commerce	668,848
1,514	Canadian Tire Corp. Ltd. –Class A	206,118
6,981	Empire Co. Ltd. –Class A	289,698
4,417	iA Financial Corp., Inc.	484,240
5,030	IGM Financial, Inc.	158,906
2,733	Imperial Oil Ltd.	217,115
14,694	Magna International, Inc.	567,335
75,922	Manulife Financial Corp.	2,426,467
1,060	National Bank of Canada	109,382
20,691	Parex Resources, Inc.	211,354
37,755	Power Corp. of Canada	1,474,712
3,295	Russel Metals, Inc.	106,103
51,227	Sun Life Financial, Inc.	3,404,034
81,712	Toronto-Dominion Bank	6,010,115
	Total Canada	22,780,365

	Denmark — 0.8%
221	AP Moller - Maersk AS –Class A	408,242
399	AP Moller - Maersk AS –Class B	741,776
4,239	Genmab AS –ADR*	87,578
17,303	H Lundbeck AS	99,331
	Total Denmark	1,336,927

	Finland — 0.5%
20,857	Nokia OYJ –ADR	108,039
41,912	Outokumpu OYJ	172,895
4,468	TietoEVRY OYJ	84,735
Shares	Description	Value ($)
	Finland — continued
12,858	Valmet OYJ	397,888
	Total Finland	763,557

	France — 11.1%
2,570	Aperam SA	83,070
1,676	Arkema SA	123,489
42,201	BNP Paribas SA	3,793,920
25,888	Carrefour SA	365,023
3,454	Cie de Saint-Gobain SA	405,399
23,031	Credit Agricole SA	435,834
1,668	Ipsen SA	198,643
84,631	Orange SA	1,287,511
42,673	Sanofi SA –ADR	2,061,533
29,206	Societe Generale SA	1,670,277
22,235	STMicroelectronics NV –NY Reg Shares	676,166
1,826	Teleperformance SE	177,065
102,643	TotalEnergies SE –ADR	6,301,254
44,298	Valeo SE	484,760
	Total France	18,063,944

	Germany — 5.7%
8,662	Bayerische Motoren Werke AG	769,949
5,314	Continental AG	463,839
28,071	Daimler Truck Holding AG	1,328,271
51,041	Deutsche Bank AG	1,513,316
35,755	Deutsche Post AG	1,651,432
3,152	DWS Group GmbH & Co. KGaA	186,388
1,690	Fresenius Medical Care AG	96,849
3,200	Henkel AG & Co. KGaA	231,821
25,055	Mercedes-Benz Group AG	1,466,528
21,604	ProSiebenSat.1 Media SE	181,829
10,639	Siemens AG –ADR	1,371,048
	Total Germany	9,261,270

	Hong Kong — 2.3%
50,000	BOC Hong Kong Holdings Ltd.	217,199
117,000	CK Asset Holdings Ltd.	515,698
164,000	CK Hutchison Holdings Ltd.	1,009,076
28,000	Kerry Properties Ltd.	72,230
85,500	Sun Hung Kai Properties Ltd.	980,806
28,000	Swire Pacific Ltd. –Class A	239,874
724,500	WH Group Ltd.	696,816
	Total Hong Kong	3,731,699

	Italy — 1.9%
19,304	Banco BPM SpA	225,391
58,450	BPER Banca SpA	531,256
79,564	Intesa Sanpaolo SpA	458,443
115,996	Stellantis NV	1,162,649
202,656	Telecom Italia SpA *	99,928
7,666	Tenaris SA –ADR	286,708
18,108	Unipol Assicurazioni SpA	358,883
	Total Italy	3,123,258

The accompanying notes are an integral part of the financial statements.

GMO International Value ETF

Schedule of Investments — (Continued)

(showing percentage of total net assets)

June 30, 2025

Shares	Description	Value ($)
	Japan — 19.6%
27,800	Asahi Group Holdings Ltd.	372,102
39,600	Bridgestone Corp.	1,622,444
22,400	Brother Industries Ltd.	387,475
1,700	Credit Saison Co. Ltd.	46,040
7,000	Dai Nippon Printing Co. Ltd.	106,455
2,000	Daito Trust Construction Co. Ltd.	217,701
40,000	Daiwa House Industry Co. Ltd.	1,376,063
5,300	Hitachi Construction Machinery Co. Ltd.	158,258
97,053	Honda Motor Co. Ltd. –ADR	2,798,038
44,400	Idemitsu Kosan Co. Ltd.	269,782
111,500	Inpex Corp.	1,567,914
33,600	Isuzu Motors Ltd.	427,102
3,800	ITOCHU Corp.	199,388
77,000	Kirin Holdings Co. Ltd.	1,079,834
48,700	Komatsu Ltd.	1,601,971
68,553	Kubota Corp.	772,147
3,300	Marubeni Corp.	66,754
12,100	Mazda Motor Corp.	73,051
107,300	Mitsui & Co. Ltd.	2,195,848
6,100	Mitsui Mining & Smelting Co. Ltd.	213,450
22,700	Mitsui OSK Lines Ltd.	759,793
2,462,000	Nippon Telegraph & Telephone Corp.	2,632,881
37,600	Nippon Yusen KK	1,354,597
7,600	Niterra Co. Ltd.	253,325
27,600	Nitto Denko Corp.	535,019
45,100	Ono Pharmaceutical Co. Ltd.	488,253
50,700	ORIX Corp.	1,147,752
168,900	Panasonic Holdings Corp.	1,824,409
16,300	Renesas Electronics Corp.	202,498
6,700	Seiko Epson Corp.	89,005
24,000	Sekisui Chemical Co. Ltd.	435,318
29,600	Sekisui House Ltd.	654,261
59,500	Shionogi & Co. Ltd.	1,071,789
10,900	Sojitz Corp.	268,327
10,600	Subaru Corp.	185,162
50,000	Sumitomo Corp.	1,294,747
11,600	Sumitomo Electric Industries Ltd.	249,311
48,600	Sumitomo Forestry Co. Ltd.	492,227
1,900	Sumitomo Heavy Industries Ltd.	39,087
7,000	Suntory Beverage & Food Ltd.	224,089
15,500	Tosoh Corp.	227,110
6,200	Toyo Tire Corp.	131,487
49,200	Toyota Tsusho Corp.	1,116,870
90,900	Yamaha Motor Co. Ltd.	681,411
3,100	Yokohama Rubber Co. Ltd.	85,505
	Total Japan	31,996,050

	Netherlands — 3.9%
49,492	ABN AMRO Bank NV	1,354,872
1,732	Akzo Nobel NV	121,189
3,342	EXOR NV	336,982
139,350	ING Groep NV –ADR	3,047,584
8,972	JDE Peet’s NV	256,182
10,191	Koninklijke Ahold Delhaize NV	426,160
Shares	Description	Value ($)
	Netherlands — continued
4,042	NN Group NV	268,631
22,827	Signify NV	617,911
	Total Netherlands	6,429,511

	Norway — 2.6%
153,954	Equinor ASA –ADR	3,870,404
35,327	Orkla ASA	384,134
	Total Norway	4,254,538

	Singapore — 1.3%
98,300	Oversea-Chinese Banking Corp. Ltd.	1,260,930
28,700	United Overseas Bank Ltd.	812,584
	Total Singapore	2,073,514

	Spain — 6.1%
16,464	Acerinox SA	209,841
211,686	Banco Bilbao Vizcaya Argentaria SA –ADR	3,253,614
229,984	Banco de Sabadell SA	732,269
501,852	Banco Santander SA	4,154,059
107,436	Repsol SA	1,573,703
	Total Spain	9,923,486

	Sweden — 2.6%
8,248	Boliden AB *	257,268
5,724	Investor AB –Class B	169,253
4,581	SKF AB –Class B	105,121
14,454	SSAB AB –Class B	85,371
49,847	Swedbank AB –Class A	1,319,819
37,929	Telefonaktiebolaget LM Ericsson –ADR	321,638
72,369	Volvo AB –Class B	2,030,117
	Total Sweden	4,288,587

	Switzerland — 7.4%
23,723	Adecco Group AG	705,008
43,760	Novartis AG –ADR	5,295,397
1,174	Roche Holding AG (a)	406,894
14,464	Roche Holding AG (a)	4,710,439
4,683	Sandoz Group AG –ADR	255,996
917	Swisscom AG	650,088
	Total Switzerland	12,023,822

	United Kingdom — 9.5%
14,593	3i Group PLC	825,280
80,629	Aberdeen Group PLC	207,184
13,392	Associated British Foods PLC	378,312
3,811	Berkeley Group Holdings PLC	201,923
602,628	BT Group PLC	1,602,694
4,407	Coca-Cola HBC AG	230,114
7,093	DCC PLC	460,328
13,462	Drax Group PLC	128,057
86,855	GSK PLC –ADR	3,335,232
32,906	HSBC Holdings PLC –ADR	2,000,356

The accompanying notes are an integral part of the financial statements.

GMO International Value ETF

Schedule of Investments — (Continued)

(showing percentage of total net assets)

June 30, 2025

Shares	Description	Value ($)
	United Kingdom — continued
21,190	IG Group Holdings PLC	309,480
392,719	ITV PLC	444,460
93,874	J Sainsbury PLC	373,425
9,588	Johnson Matthey PLC	228,474
204,662	Kingfisher PLC	816,942
61,832	Rio Tinto PLC –ADR	3,606,661
75,740	Schroders PLC	375,728
	Total United Kingdom	15,524,650

	TOTAL COMMON STOCKS (COST $144,696,327)	157,559,943

	PREFERRED STOCKS (b) — 1.5%
	Germany — 1.5%
1,620	Bayerische Motoren Werke AG	134,152
11,479	Volkswagen AG	1,211,814
12,663	Henkel AG & Co. KGaA	994,327
	Total Germany	2,340,293

	TOTAL PREFERRED STOCKS (COST $2,301,046)	2,340,293

	SHORT-TERM INVESTMENTS — 1.7%
	Money Market Funds — 1.7%
2,817,658	State Street Institutional Treasury Money Market Fund – Premier Class, 4.20% (c)	2,817,658

	TOTAL SHORT-TERM INVESTMENTS (COST $2,817,658)	2,817,658

	TOTAL INVESTMENTS — 99.8% (Cost $149,815,031)	162,717,894
	Other Assets and Liabilities (net) — 0.2%	335,976
	TOTAL NET ASSETS — 100.0%	$163,053,870

Notes to Schedule of Investments:

*	Non-income producing security.
(a)	Securities are traded on separate exchanges for the same entity.
(b)	Preferred dividend rates are disclosed to the extent that a stated rate exists.
(c)	The rate disclosed is the 7 day net yield as of June 30, 2025.

For a listing of definitions of acronyms, counterparty abbreviations and currency abbreviations used throughout the Schedule of Investments as well as the derivative tables, if any, please refer to page 14.

The accompanying notes are an integral part of the financial statements.

GMO Systematic Investment Grade Credit ETF

Schedule of Investments

(showing percentage of total net assets)

June 30, 2025

Par Value+	Description	Value ($)
	DEBT OBLIGATIONS — 97.8%
	Australia — 1.6%
	Corporate Debt — 1.6%
50,000	Westpac Banking Corp., 3.35%, due 03/08/27	49,432
50,000	Westpac Banking Corp., 5.46%, due 11/18/27	51,578
	Total Australia	101,010

	Belgium — 1.5%
	Corporate Debt — 1.5%
50,000	Anheuser-Busch Cos. LLC/Anheuser-Busch InBev Worldwide, Inc., 4.70%, due 02/01/36	48,788
50,000	Anheuser-Busch InBev Worldwide, Inc., 4.95%, due 01/15/42	47,168
	Total Belgium	95,956

	Canada — 9.6%
	Corporate Debt — 9.6%
50,000	Bank of Montreal, Variable Rate, 1 day USD SOFR + 0.88%, 4.57%, due 09/10/27	50,115
50,000	Bank of Montreal, 5.51%, due 06/04/31	52,281
50,000	Bank of Nova Scotia, Variable Rate, 1 day USD SOFR + 0.89%, 4.93%, due 02/14/29	50,646
50,000	Bank of Nova Scotia, Variable Rate, 1 day USD SOFR + 1.07%, 5.13%, due 02/14/31	50,914
75,000	Canadian Imperial Bank of Commerce, Variable Rate, 1 day USD SOFR + 1.34%, 4.63%, due 09/11/30	75,009
50,000	CI Financial Corp., 3.20%, due 12/17/30	44,111
50,000	Emera U.S. Finance LP, 4.75%, due 06/15/46	41,570
50,000	Nutrien Ltd., 5.25%, due 03/12/32	50,988
50,000	South Bow USA Infrastructure Holdings LLC, 144A, 5.58%, due 10/01/34	49,473
50,000	South Bow USA Infrastructure Holdings LLC, 144A, 6.18%, due 10/01/54	47,517
50,000	Toronto-Dominion Bank, 5.30%, due 01/30/32	51,315
50,000	Toronto-Dominion Bank, 3.20%, due 03/10/32	45,451
	Total Canada	609,390

	United Kingdom — 5.2%
	Corporate Debt — 5.2%
50,000	BAT Capital Corp., 7.08%, due 08/02/43	55,069
75,000	BAT Capital Corp., 4.54%, due 08/15/47	60,587
50,000	Marex Group PLC, 5.83%, due 05/08/28	50,648
50,000	Marex Group PLC, 6.40%, due 11/04/29	51,467
75,000	Smith & Nephew PLC, 2.03%, due 10/14/30	65,687
50,000	Smith & Nephew PLC, 5.40%, due 03/20/34	50,712
	Total United Kingdom	334,170
Par Value+	Description	Value ($)
	United States — 79.9%
	Corporate Debt — 79.9%
50,000	3M Co., 2.88%, due 10/15/27	48,566
50,000	3M Co., 3.38%, due 03/01/29	48,450
75,000	Altria Group, Inc., 3.40%, due 02/04/41	55,637
75,000	Altria Group, Inc., 3.88%, due 09/16/46	55,469
50,000	American Express Co., Variable Rate, 1 day USD SOFR + 1.42%, 5.28%, due 07/26/35	50,618
50,000	American Express Co., Variable Rate, 1 day USD SOFR + 1.79%, 5.67%, due 04/25/36	51,776
25,000	American International Group, Inc., 5.45%, due 05/07/35	25,638
75,000	American Tower Corp., 2.75%, due 01/15/27	73,215
50,000	American Tower Corp., 3.65%, due 03/15/27	49,387
100,000	Aptiv Swiss Holdings Ltd., 3.10%, due 12/01/51	60,102
75,000	Aptiv Swiss Holdings Ltd., 4.15%, due 05/01/52	53,740
50,000	AT&T, Inc., 4.55%, due 03/09/49	41,355
50,000	AT&T, Inc., 5.15%, due 02/15/50	44,973
50,000	Bank of New York Mellon Corp., Variable Rate, 1 day USD SOFR + 2.07%, 5.83%, due 10/25/33	53,031
50,000	Bank of New York Mellon Corp., Variable Rate, 1 day USD SOFR + 1.85%, 6.47%, due 10/25/34	55,059
50,000	Boeing Co., 5.93%, due 05/01/60	47,528
50,000	Boeing Co., 7.01%, due 05/01/64	54,917
25,000	Brighthouse Financial, Inc., 5.63%, due 05/15/30	25,636
75,000	Brighthouse Financial, Inc., 4.70%, due 06/22/47	57,449
75,000	Broadcom, Inc., 144A, 4.15%, due 04/15/32	72,251
50,000	Broadcom, Inc., 144A, 4.93%, due 05/15/37	48,526
50,000	Capital One Financial Corp., Variable Rate, 1 day USD SOFR + 2.86%, 6.38%, due 06/08/34	53,230
50,000	Capital One Financial Corp., Variable Rate, 1 day USD SOFR + 3.37%, 7.96%, due 11/02/34	58,119
50,000	Cardinal Health, Inc., 5.45%, due 02/15/34	51,449
50,000	Cardinal Health, Inc., 5.75%, due 11/15/54	49,283
50,000	Cencora, Inc., 3.45%, due 12/15/27	49,071
50,000	Cencora, Inc., 4.85%, due 12/15/29	50,791
50,000	CenterPoint Energy Houston Electric LLC, 5.20%, due 10/01/28	51,543
50,000	CenterPoint Energy Houston Electric LLC, 4.95%, due 04/01/33	50,204
50,000	Charles Schwab Corp., Variable Rate, 1 day USD SOFR + 2.50%, 5.85%, due 05/19/34	53,116
50,000	Charles Schwab Corp., Variable Rate, 1 day USD SOFR + 2.01%, 6.14%, due 08/24/34	54,099

The accompanying notes are an integral part of the financial statements.

GMO Systematic Investment Grade Credit ETF

Schedule of Investments — (Continued)

(showing percentage of total net assets)

June 30, 2025

Par Value+	Description	Value ($)
	United States — continued
	Corporate Debt — continued
25,000	Citigroup, Inc., Variable Rate, 3 mo. USD Term SOFR + 1.65%, 3.67%, due 07/24/28	24,609
50,000	Coca-Cola Co., 5.20%, due 01/14/55	47,866
50,000	Coca-Cola Co., 5.40%, due 05/13/64	48,778
50,000	Concentrix Corp., 6.85%, due 08/02/33	52,003
75,000	Corning, Inc., 5.35%, due 11/15/48	70,592
50,000	Darden Restaurants, Inc., 6.30%, due 10/10/33	53,581
50,000	Dollar General Corp., 5.20%, due 07/05/28	50,987
25,000	eBay, Inc., 3.65%, due 05/10/51	18,060
50,000	Entergy Louisiana LLC, 5.35%, due 03/15/34	51,287
50,000	EQT Corp., 144A, 6.38%, due 04/01/29	51,575
75,000	Equitable Holdings, Inc., 5.00%, due 04/20/48	66,151
50,000	First Horizon Corp., Variable Rate, 1 day USD SOFR + 1.77%, 5.51%, due 03/07/31	50,720
50,000	Fox Corp., 5.48%, due 01/25/39	48,936
50,000	Fox Corp., 5.58%, due 01/25/49	46,914
50,000	FS KKR Capital Corp., 3.13%, due 10/12/28	45,850
50,000	FS KKR Capital Corp., 6.88%, due 08/15/29	51,274
25,000	Gilead Sciences, Inc., 4.75%, due 03/01/46	22,378
25,000	Gilead Sciences, Inc., 2.80%, due 10/01/50	15,716
25,000	Goldman Sachs Group, Inc., Variable Rate, 1 day USD SOFR + 1.85%, 3.62%, due 03/15/28	24,651
50,000	Goldman Sachs Group, Inc., Variable Rate, 3 mo. USD Term SOFR + 1.77%, 3.69%, due 06/05/28	49,289
50,000	Hasbro, Inc., 3.90%, due 11/19/29	48,213
50,000	Hasbro, Inc., 6.05%, due 05/14/34	51,565
25,000	HCA, Inc., 5.25%, due 06/15/49	22,209
50,000	HCA, Inc., 6.10%, due 04/01/64	48,760
50,000	HEICO Corp., 5.35%, due 08/01/33	51,173
50,000	Howmet Aerospace, Inc., 3.00%, due 01/15/29	47,779
50,000	Howmet Aerospace, Inc., 4.85%, due 10/15/31	50,636
50,000	Jacobs Engineering Group, Inc., 5.90%, due 03/01/33	52,030
50,000	Johnson Controls International PLC/Tyco Fire & Security Finance SCA, 5.50%, due 04/19/29	51,855
50,000	Johnson Controls International PLC/Tyco Fire & Security Finance SCA, 4.90%, due 12/01/32	50,259
50,000	JPMorgan Chase & Co., Variable Rate, 1 day USD SOFR + 2.99%, 4.85%, due 07/25/28	50,521
50,000	JPMorgan Chase & Co., Variable Rate, 3 mo. USD Term SOFR + 2.59%, 4.45%, due 12/05/29	50,094
75,000	Kroger Co., 4.45%, due 02/01/47	62,204
50,000	Kroger Co., 5.65%, due 09/15/64	47,332
50,000	Kyndryl Holdings, Inc., 3.15%, due 10/15/31	45,155
Par Value+	Description	Value ($)
	United States — continued
	Corporate Debt — continued
50,000	Kyndryl Holdings, Inc., 6.35%, due 02/20/34	53,417
50,000	MasTec, Inc., 5.90%, due 06/15/29	51,720
50,000	Mastercard, Inc., 4.35%, due 01/15/32	49,789
50,000	Mastercard, Inc., 4.88%, due 05/09/34	50,599
75,000	McKesson Corp., 4.25%, due 09/15/29	74,896
25,000	Microsoft Corp., 2.53%, due 06/01/50	15,449
75,000	MPLX LP, 4.70%, due 04/15/48	60,846
50,000	MPLX LP, 5.50%, due 02/15/49	45,146
50,000	National Fuel Gas Co., 5.50%, due 03/15/30	51,386
50,000	National Fuel Gas Co., 5.95%, due 03/15/35	51,108
50,000	Netflix, Inc., 4.88%, due 04/15/28	51,047
50,000	Netflix, Inc., 6.38%, due 05/15/29	53,813
50,000	Paramount Global, 4.20%, due 05/19/32	45,635
75,000	Paramount Global, 4.95%, due 05/19/50	57,379
50,000	Paychex, Inc., 5.10%, due 04/15/30	51,209
50,000	Paychex, Inc., 5.35%, due 04/15/32	51,342
50,000	Philip Morris International, Inc., 5.38%, due 02/15/33	51,636
50,000	Philip Morris International, Inc., 5.25%, due 02/13/34	50,997
75,000	RTX Corp., 3.50%, due 03/15/27	74,097
50,000	RTX Corp., 6.10%, due 03/15/34	54,056
50,000	Santander Holdings USA, Inc., Variable Rate, 1 day USD SOFR + 1.88%, 5.74%, due 03/20/31	51,328
50,000	Santander Holdings USA, Inc., Variable Rate, 1 day USD SOFR + 2.14%, 6.34%, due 05/31/35	52,213
50,000	Sun Communities Operating LP, 4.20%, due 04/15/32	47,312
50,000	System Energy Resources, Inc., 5.30%, due 12/15/34	49,414
50,000	Take-Two Interactive Software, Inc., 3.70%, due 04/14/27	49,506
50,000	Take-Two Interactive Software, Inc., 4.95%, due 03/28/28	50,771
50,000	Tapestry, Inc., 5.10%, due 03/11/30	50,651
50,000	Tapestry, Inc., 5.50%, due 03/11/35	50,194
50,000	VeriSign, Inc., 2.70%, due 06/15/31	44,805
50,000	VeriSign, Inc., 5.25%, due 06/01/32	50,956
50,000	Verisk Analytics, Inc., 5.75%, due 04/01/33	52,579
50,000	Verisk Analytics, Inc., 5.25%, due 03/15/35	50,283
25,000	Visa, Inc., 2.05%, due 04/15/30	22,757
50,000	Visa, Inc., 4.30%, due 12/14/45	43,464
50,000	VMware LLC, 1.80%, due 08/15/28	46,259
50,000	VMware LLC, 4.70%, due 05/15/30	50,199
25,000	Williams Cos., Inc., 4.90%, due 03/15/29	25,345
50,000	Williams Cos., Inc., 5.15%, due 03/15/34	49,885
	Total United States	5,098,718

	TOTAL DEBT OBLIGATIONS (COST $6,131,966)	6,239,244

The accompanying notes are an integral part of the financial statements.

GMO Systematic Investment Grade Credit ETF

Schedule of Investments — (Continued)

(showing percentage of total net assets)

June 30, 2025

Shares	Description	Value ($)
	SHORT-TERM INVESTMENTS — 1.0%
	Money Market Funds — 1.0%
62,669	State Street Institutional Treasury Money Market Fund – Premier Class, 4.20% (a)	62,669

	TOTAL SHORT-TERM INVESTMENTS (COST $62,669)	62,669

	TOTAL INVESTMENTS — 98.8% (Cost $6,194,635)	6,301,913
	Other Assets and Liabilities (net) — 1.2%	78,891
	TOTAL NET ASSETS — 100.0%	$6,380,804

Notes to Schedule of Investments:

+	Denominated in U.S. Dollar, unless otherwise indicated.
(a)	The rate disclosed is the 7 day net yield as of June 30, 2025.

For a listing of definitions of acronyms, counterparty abbreviations and currency abbreviations used throughout the Schedule of Investments as well as the derivative tables, if any, please refer to page 14.

The accompanying notes are an integral part of the financial statements.

GMO U.S. Quality ETF

Schedule of Investments

(showing percentage of total net assets)

June 30, 2025

Shares	Description	Value ($)
	COMMON STOCKS — 99.2%
	Banks — 4.3%
984,018	U.S. Bancorp	44,526,814
527,957	Wells Fargo & Co.	42,299,915
	Total Banks	86,826,729

	Capital Goods — 2.0%
153,294	General Electric Co.	39,456,343

	Consumer Discretionary Distribution & Retail — 3.8%
213,877	Amazon.com, Inc. *	46,922,475
241,296	TJX Cos., Inc.	29,797,643
	Total Consumer Discretionary Distribution & Retail	76,720,118

	Consumer Services — 5.4%
1,267,555	Aramark	53,072,528
207,748	Hilton Worldwide Holdings, Inc.	55,331,602
	Total Consumer Services	108,404,130

	Financial Services — 3.4%
91,091	Tradeweb Markets, Inc. – Class A	13,335,722
157,059	Visa, Inc. – Class A	55,763,798
	Total Financial Services	69,099,520

	Food, Beverage & Tobacco — 6.4%
618,122	Brown-Forman Corp. – Class B	16,633,663
426,529	Coca-Cola Co.	30,176,927
266,944	Constellation Brands, Inc. – Class A	43,426,450
570,711	Mondelez International, Inc. – Class A	38,488,750
	Total Food, Beverage & Tobacco	128,725,790

	Health Care Equipment & Services — 12.5%
588,743	Abbott Laboratories	80,074,936
88,571	Cigna Group	29,279,801
121,254	Elevance Health, Inc.	47,162,956
66,530	Intuitive Surgical, Inc. *	36,153,067
105,240	Quest Diagnostics, Inc.	18,904,261
129,851	UnitedHealth Group, Inc.	40,509,617
	Total Health Care Equipment & Services	252,084,638

	Household & Personal Products — 2.9%
361,548	Procter & Gamble Co.	57,601,827

	Media & Entertainment — 9.1%
482,967	Alphabet, Inc. – Class A	85,113,274
131,840	Meta Platforms, Inc. – Class A	97,309,786
	Total Media & Entertainment	182,423,060

	Pharmaceuticals, Biotechnology & Life Sciences — 9.1%
47,250	Eli Lilly & Co.	36,832,792
467,972	Johnson & Johnson	71,482,723
Shares	Description	Value ($)
	Pharmaceuticals, Biotechnology & Life Sciences — continued
372,460	Merck & Co., Inc.	29,483,934
112,061	Thermo Fisher Scientific, Inc.	45,436,253
	Total Pharmaceuticals, Biotechnology & Life Sciences	183,235,702

	Semiconductors & Semiconductor Equipment — 15.3%
347,644	Broadcom, Inc.	95,828,069
73,227	KLA Corp.	65,592,353
802,132	Lam Research Corp.	78,079,529
324,873	Texas Instruments, Inc.	67,450,132
	Total Semiconductors & Semiconductor Equipment	306,950,083

	Software & Services — 19.7%
208,560	Accenture PLC – Class A	62,336,498
331,038	Microsoft Corp.	164,661,612
479,514	Oracle Corp.	104,836,146
237,177	Salesforce, Inc.	64,675,796
	Total Software & Services	396,510,052

	Technology Hardware & Equipment — 3.7%
365,031	Apple, Inc.	74,893,410

	Transportation — 1.6%
338,050	Uber Technologies, Inc. *	31,540,065

	TOTAL COMMON STOCKS (COST $1,820,751,172)	1,994,471,467

	SHORT-TERM INVESTMENTS — 0.7%
	Money Market Funds — 0.7%
12,835,158	State Street Institutional Treasury Money Market Fund – Premier Class, 4.20% (a)	12,835,158

	TOTAL SHORT-TERM INVESTMENTS (COST $12,835,158)	12,835,158

	TOTAL INVESTMENTS — 99.9% (Cost $1,833,586,330)	2,007,306,625
	Other Assets and Liabilities (net) — 0.1%	2,967,680
	TOTAL NET ASSETS — 100.0%	$2,010,274,305

Notes to Schedule of Investments:

*	Non-income producing security.
(a)	The rate disclosed is the 7 day net yield as of June 30, 2025.

For a listing of definitions of acronyms, counterparty abbreviations and currency abbreviations used throughout the Schedule of Investments as well as the derivative tables, if any, please refer to page 14.

The accompanying notes are an integral part of the financial statements.

GMO U.S. Value ETF

Schedule of Investments

(showing percentage of total net assets)

June 30, 2025

Shares	Description	Value ($)
	COMMON STOCKS — 98.7%
	Automobile Components — 3.4%
1,444	Aptiv PLC *	98,510
19,518	BorgWarner, Inc.	653,463
28,991	Ford Motor Co.	314,552
8,820	General Motors Co.	434,032
2,733	Lear Corp.	259,580
	Total Automobile Components	1,760,137

	Banks — 11.4%
24,003	Bank of America Corp.	1,135,822
9,966	Citigroup, Inc.	848,306
7,119	Huntington Bancshares, Inc.	119,314
5,838	JPMorgan Chase & Co.	1,692,494
1,521	M&T Bank Corp.	295,059
3,651	PNC Financial Services Group, Inc.	680,619
4,988	Regions Financial Corp.	117,318
4,435	Truist Financial Corp.	190,661
14,844	U.S. Bancorp	671,691
2,856	Wells Fargo & Co.	228,823
	Total Banks	5,980,107

	Capital Goods — 4.0%
607	Atkore, Inc.	42,824
1,016	Carrier Global Corp.	74,361
729	Caterpillar, Inc.	283,005
1,754	Cummins, Inc.	574,435
401	EnerSys	34,394
937	Mueller Industries, Inc.	74,463
394	Northrop Grumman Corp.	196,992
2,707	Oshkosh Corp.	307,353
575	Owens Corning	79,074
3,325	PACCAR, Inc.	316,075
100	Snap-on, Inc.	31,118
556	Timken Co.	40,338
490	UFP Industries, Inc.	48,686
	Total Capital Goods	2,103,118

	Commercial & Professional Services — 0.3%
1,449	Concentrix Corp.	76,587
1,335	Genpact Ltd.	58,753
873	ManpowerGroup, Inc.	35,269
	Total Commercial & Professional Services	170,609

	Consumer Discretionary Distribution & Retail — 2.8%
2,987	Academy Sports & Outdoors, Inc.	133,847
1,158	AutoNation, Inc. *	230,037
1,763	Bath & Body Works, Inc.	52,820
2,153	Best Buy Co., Inc.	144,531
5,845	eBay, Inc.	435,219
461	Group 1 Automotive, Inc.	201,323
1,227	LKQ Corp.	45,411
3,165	Macy’s, Inc.	36,904
Shares	Description	Value ($)
	Consumer Discretionary Distribution & Retail — continued
2,326	Signet Jewelers Ltd.	185,033
	Total Consumer Discretionary Distribution & Retail	1,465,125

	Consumer Durables & Apparel — 3.7%
2,760	Crocs, Inc. *	279,533
2,199	DR Horton, Inc.	283,495
3,455	KB Home	183,011
896	La-Z-Boy, Inc.	33,304
2,434	Lennar Corp. – Class A	269,225
246	M/I Homes, Inc. *	27,581
1,754	Meritage Homes Corp.	117,465
321	Mohawk Industries, Inc. *	33,654
2,456	Polaris, Inc.	99,836
1,461	PulteGroup, Inc.	154,077
1,841	PVH Corp.	126,293
1,362	Steven Madden Ltd.	32,661
577	Taylor Morrison Home Corp. *	35,439
482	Toll Brothers, Inc.	55,011
2,145	Tri Pointe Homes, Inc. *	68,533
979	Whirlpool Corp.	99,290
1,611	YETI Holdings, Inc. *	50,779
	Total Consumer Durables & Apparel	1,949,187

	Consumer Services — 0.3%
1,628	H&R Block, Inc.	89,361
2,316	Perdoceo Education Corp.	75,710
	Total Consumer Services	165,071

	Consumer Staples Distribution & Retail — 2.0%
834	Dollar General Corp.	95,393
4,963	Kroger Co.	355,996
5,925	Target Corp.	584,501
	Total Consumer Staples Distribution & Retail	1,035,890

	Energy — 8.3%
9,711	Chevron Corp.	1,390,518
3,328	ConocoPhillips	298,655
853	Devon Energy Corp.	27,134
6,444	EOG Resources, Inc.	770,767
16,618	Exxon Mobil Corp.	1,791,421
1,181	Kinder Morgan, Inc.	34,721
1,243	Ovintiv, Inc.	47,296
	Total Energy	4,360,512

	Equity Real Estate Investment Trusts (REITs) — 2.0%
32,493	VICI Properties, Inc.	1,059,272

	Financial Services — 12.1%
1,032	Affiliated Managers Group, Inc.	203,067
1,896	American Express Co.	604,786

The accompanying notes are an integral part of the financial statements.

GMO U.S. Value ETF

Schedule of Investments — (Continued)

(showing percentage of total net assets)

June 30, 2025

Shares	Description	Value ($)
	Financial Services — continued
3,509	Bank of New York Mellon Corp.	319,705
3,117	Blue Owl Capital Corp.	44,698
563	Bread Financial Holdings, Inc.	32,159
3,027	Capital One Financial Corp.	644,025
1,077	Enova International, Inc. *	120,107
2,014	Federated Hermes, Inc.	89,260
6,832	Franklin Resources, Inc.	162,943
986	Goldman Sachs Group, Inc.	697,842
14,840	Invesco Ltd.	234,027
3,174	Janus Henderson Group PLC	123,278
17,558	MGIC Investment Corp.	488,815
3,000	Morgan Stanley	422,580
6,448	PayPal Holdings, Inc. *	479,215
9,013	Radian Group, Inc.	324,648
539	Raymond James Financial, Inc.	82,666
2,345	Sixth Street Specialty Lending, Inc.	55,834
6,401	SLM Corp.	209,889
3,833	State Street Corp.	407,601
3,014	Synchrony Financial	201,154
1,858	T. Rowe Price Group, Inc.	179,297
24,224	Western Union Co.	203,966
	Total Financial Services	6,331,562

	Food, Beverage & Tobacco — 2.7%
2,393	Archer-Daniels-Midland Co.	126,303
1,117	Bunge Global SA	89,673
8,460	General Mills, Inc.	438,313
1,336	Keurig Dr. Pepper, Inc.	44,168
9,156	Kraft Heinz Co.	236,408
542	Mondelez International, Inc. – Class A	36,552
2,813	PepsiCo, Inc.	371,429
1,242	Tyson Foods, Inc. – Class A	69,477
	Total Food, Beverage & Tobacco	1,412,323

	Health Care Equipment & Services — 7.4%
6,991	Centene Corp. *	379,471
3,087	Cigna Group	1,020,500
15,486	CVS Health Corp.	1,068,224
1,504	Elevance Health, Inc.	584,996
3,627	GE HealthCare Technologies, Inc.	268,652
1,170	Humana, Inc.	286,042
2,633	Medtronic PLC	229,519
1,945	Premier, Inc. – Class A	42,654
	Total Health Care Equipment & Services	3,880,058

	Household & Personal Products — 0.2%
877	Kimberly-Clark Corp.	113,063

	Insurance — 2.8%
2,596	Aflac, Inc.	273,774
794	Allstate Corp.	159,840
2,923	Arch Capital Group Ltd.	266,139
670	Chubb Ltd.	194,113
2,841	Hartford Insurance Group, Inc.	360,438
Shares	Description	Value ($)
	Insurance — continued
1,264	Lincoln National Corp.	43,734
693	MetLife, Inc.	55,731
1,121	Old Republic International Corp.	43,091
718	Unum Group	57,986
	Total Insurance	1,454,846

	Materials — 1.4%
1,705	Commercial Metals Co.	83,392
1,051	FMC Corp.	43,879
1,220	LyondellBasell Industries NV – Class A	70,589
62	NewMarket Corp.	42,833
1,915	Nucor Corp.	248,069
966	PPG Industries, Inc.	109,883
3,996	Sealed Air Corp.	123,996
	Total Materials	722,641

	Media & Entertainment — 8.2%
3,068	Alphabet, Inc. – Class A	540,674
2,412	Alphabet, Inc. – Class C	427,865
32,529	Comcast Corp. – Class A	1,160,960
590	Electronic Arts, Inc.	94,223
1,535	Fox Corp. – Class A	86,021
4,302	Fox Corp. – Class B	222,112
1,882	Match Group, Inc.	58,135
2,274	Meta Platforms, Inc. – Class A	1,678,417
542	Omnicom Group, Inc.	38,991
	Total Media & Entertainment	4,307,398

	Pharmaceuticals, Biotechnology & Life Sciences — 10.9%
15,454	Bristol-Myers Squibb Co.	715,365
446	Gilead Sciences, Inc.	49,448
10,636	Johnson & Johnson	1,624,649
14,686	Merck & Co., Inc.	1,162,544
19,129	Organon & Co.	185,169
49,546	Pfizer, Inc.	1,200,995
1,492	Regeneron Pharmaceuticals, Inc.	783,300
102	United Therapeutics Corp. *	29,310
	Total Pharmaceuticals, Biotechnology & Life Sciences	5,750,780

	Real Estate Management & Development — 0.2%
774	CBRE Group, Inc. – Class A *	108,453

	Semiconductors & Semiconductor Equipment — 3.5%
1,789	Applied Materials, Inc.	327,512
2,164	Lam Research Corp.	210,644
8,087	QUALCOMM, Inc.	1,287,935
363	Skyworks Solutions, Inc.	27,051
	Total Semiconductors & Semiconductor Equipment	1,853,142

The accompanying notes are an integral part of the financial statements.

GMO U.S. Value ETF

Schedule of Investments — (Continued)

(showing percentage of total net assets)

June 30, 2025

Shares	Description	Value ($)
	Software & Services — 1.2%
5,851	Cognizant Technology Solutions Corp. – Class A	456,553
2,419	Zoom Communications, Inc. *	188,634
	Total Software & Services	645,187

	Technology Hardware & Equipment — 5.1%
2,010	Arrow Electronics, Inc. *	256,135
6,413	Avnet, Inc.	340,402
21,429	Cisco Systems, Inc.	1,486,744
11,185	Hewlett Packard Enterprise Co.	228,733
12,487	HP, Inc.	305,432
166	TE Connectivity PLC	27,999
1,201	Vontier Corp.	44,317
	Total Technology Hardware & Equipment	2,689,762

	Telecommunication Services — 2.9%
9,185	AT&T, Inc.	265,814
29,061	Verizon Communications, Inc.	1,257,469
	Total Telecommunication Services	1,523,283

	Transportation — 1.9%
770	CH Robinson Worldwide, Inc.	73,882
1,680	Delta Air Lines, Inc.	82,622
1,316	FedEx Corp.	299,140
5,517	United Parcel Service, Inc. – Class B	556,886
	Total Transportation	1,012,530

	TOTAL COMMON STOCKS (COST $51,543,647)	51,854,056

	SHORT-TERM INVESTMENTS — 1.2%
	Money Market Funds — 1.2%
649,521	State Street Institutional Treasury Money Market Fund – Premier Class, 4.20% (a)	649,522

	TOTAL SHORT-TERM INVESTMENTS (COST $649,522)	649,522

	TOTAL INVESTMENTS — 99.9% (Cost $52,193,169)	52,503,578
	Other Assets and Liabilities (net) — 0.1%	43,486
	TOTAL NET ASSETS — 100.0%	$52,547,064

Notes to Schedule of Investments:

*	Non-income producing security.
(a)	The rate disclosed is the 7 day net yield as of June 30, 2025.

For a listing of definitions of acronyms, counterparty abbreviations and currency abbreviations used throughout the Schedule of Investments as well as the derivative tables, if any, please refer to page 14.

The accompanying notes are an integral part of the financial statements.

The 2023 ETF Series Trust II Funds

June 30, 2025

Portfolio Abbreviations:

144A – Securities exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional investors.

ADR – American Depositary Receipt

JSC – Joint-Stock Company

NVDR – Non-Voting Depositary Receipt

PJSC – Private Joint-Stock Company

SOFR – Secured Overnight Financing Rate

USD – United States Dollar

The rates shown on variable rate notes are the current interest rates at June 30, 2025, which are subject to change based on the terms of the security.

The accompanying notes are an integral part of the financial statements.

The 2023 ETF Series Trust II Funds

Statements of Assets and Liabilities — June 30, 2025

	GMO Beyond China ETF	GMO International Quality ETF	GMO International Value ETF	GMO Systematic Investment Grade Credit ETF
Assets
Investments, at value(a)	$10,931,400	$56,407,409	$162,717,894	$6,301,913
Foreign currency, at value(b)	37,969	12,630	76,400	—
Cash	3,914	13,553	24,103	—
Receivable for investments sold	20	—	—	—
Receivable for Fund shares sold	—	1,282,875	—	—
Dividends and interest receivable	22,119	23,102	287,532	80,005
Dividend withholding tax receivable	—	—	20,712	—
Total assets	10,995,422	57,739,569	163,126,641	6,381,918

Liabilities
Payable for investments purchased	57,618	1,267,950	—	—
Accrued foreign capital gains tax payable	29,545	—	—	—
Accrued advisory fee (Note 3)	5,131	25,153	72,771	1,114
Total liabilities	92,294	1,293,103	72,771	1,114
Net assets	$10,903,128	$56,446,466	$163,053,870	$6,380,804

Net assets consist of:
Paid in capital	$10,183,052	$53,808,320	$147,935,633	$6,249,850
Total distributable earnings (accumulated loss)	720,076	2,638,146	15,118,237	130,954
Net assets	$10,903,128	$56,446,466	$163,053,870	$6,380,804
Net asset value, offering and redemption price per share	$27.26	$25.66	$29.12	$25.52
Shares outstanding (unlimited authorized - no par value)	400,000	2,200,000	5,600,000	250,000
(a) Cost of investments	$10,376,220	$53,915,211	$149,815,031	$6,194,635
(b) Cost of foreign currency	$37,325	$12,369	$76,270	$—

The accompanying notes are an integral part of the financial statements.

The 2023 ETF Series Trust II Funds

Statements of Assets and Liabilities — June 30, 2025 — (Continued)

	GMO U.S. Quality ETF	GMO U.S. Value ETF
Assets
Investments, at value(a)	$2,007,306,625	$52,503,578
Receivable for investments sold	3,395,004	—
Receivable for Fund shares sold	9,932,384	—
Dividends and interest receivable	1,769,165	64,665
Total assets	2,022,403,178	52,568,243

Liabilities
Payable for investments purchased	11,343,127	—
Accrued advisory fee (Note 3)	785,746	21,179
Total liabilities	12,128,873	21,179
Net assets	$2,010,274,305	$52,547,064

Net assets consist of:
Paid in capital	$1,845,499,887	$52,970,865
Total distributable earnings (accumulated loss)	164,774,418	(423,801)
Net assets	$2,010,274,305	$52,547,064
Net asset value, offering and redemption price per share	$34.25	$25.26
Shares outstanding (unlimited authorized - no par value)	58,694,000	2,080,000
(a) Cost of investments	$1,833,586,330	$52,193,169

The accompanying notes are an integral part of the financial statements.

The 2023 ETF Series Trust II Funds

Statements of Operations — Year Ended June 30, 2025

	GMO Beyond China ETF*	GMO International Quality ETF **	GMO International Value ETF **	GMO Systematic Investment Grade Credit ETF***
Investment income
Dividend income (net of withholding tax) (Note 2)(a)	$135,038	$402,117	$3,414,853	$223
Interest income	1,841	—	10	23,942
Other income	79	25	462	625
Total investment income	136,958	402,142	3,415,325	24,790

Expenses
Advisory fee (Note 3)	19,562	89,970	327,330	1,114
Miscellaneous	—	—	20	—
Total expenses	19,562	89,970	327,350	1,114
Net investment income (loss)	117,396	312,172	3,087,975	23,676

Realized and unrealized gain (loss):
Net realized gain (loss) on:
Investments (net of foreign capital gains tax) (Note 2)(b)	22,784	(149,034)	(667,095)	—
In-kind redemptions	—	—	3,567,113	—
Futures contracts	77,228	—	—	—
Foreign currency	(23,860)	(8,851)	7,745	—
Net realized gain (loss)	76,152	(157,885)	2,907,763	—
Net change in unrealized appreciation (depreciation) on:
Investments (net of foreign capital gains tax) (Note 2)(c)	525,635	2,492,198	12,902,863	107,278
Foreign currency	893	261	2,819	—
Net change in unrealized appreciation (depreciation)	526,528	2,492,459	12,905,682	107,278
Net realized and unrealized gain (loss)	602,680	2,334,574	15,813,445	107,278
Net increase (decrease) in net assets from operations	$720,076	$2,646,746	$18,901,420	$130,954
(a) Withholding tax:	$19,334	$96,711	$580,175	$—
(b) Foreign capital gains tax (benefit) on net realized gain (loss):	$817	$—	$—	$—
(c) Foreign capital gains tax (benefit) on change in net unrealized appreciation (depreciation):	$29,545	$—	$—	$—

*	The Fund commenced operations on February 13, 2025.
**	The Fund commenced operations on October 29, 2024.
***	The Fund commenced operations on June 4, 2025.

The accompanying notes are an integral part of the financial statements.

The 2023 ETF Series Trust II Funds

Statements of Operations — Year Ended June 30, 2025 — (Continued)

	GMO U.S.	GMO U.S.
	Quality ETF	Value ETF*
Investment income
Dividend income (net of withholding tax) (Note 2)	$20,335,864	$750,373
Total investment income	20,335,864	750,373

Expenses
Advisory fee (Note 3)	7,086,797	125,735
Total expenses	7,086,797	125,735
Net investment income (loss)	13,249,067	624,638

Realized and unrealized gain (loss):
Net realized gain (loss) on:
Investments (net of foreign capital gains tax) (Note 2)	(13,580,408)	(1,115,833)
In-kind redemptions	54,869,614	349,070
Net realized gain (loss)	41,289,206	(766,763)
Net change in unrealized appreciation (depreciation) on:
Investments (net of foreign capital gains tax) (Note 2)	114,330,870	310,409
Net realized and unrealized gain (loss)	155,620,076	(456,354)
Net increase (decrease) in net assets from operations	$168,869,143	$168,284

*	The Fund commenced operations on October 29, 2024.

The accompanying notes are an integral part of the financial statements.

The 2023 ETF Series Trust II Funds

Statements of Changes in Net Assets

	GMO Beyond China ETF*	GMO International Quality ETF **
	Period Ended June 30, 2025	Period Ended June 30, 2025
Operations:
Net investment income (loss)	$117,396	$312,172
Net realized gain (loss)	76,152	(157,885)
Net change in unrealized appreciation (depreciation)	526,528	2,492,459
Net increase (decrease) in net assets from operations	720,076	2,646,746

Distributions:
Net investment income	—	(8,600)
Total distributions	—	(8,600)

Capital share transactions:
Subscriptions	10,183,052	53,808,320
Redemptions	—	—
Increase (decrease) in net assets from capital transactions	10,183,052	53,808,320
Total increase (decrease) in net assets	10,903,128	56,446,466

Net Assets:
Beginning of period	—	—
End of period	$10,903,128	$56,446,466
Share Transactions:
Shares sold	400,000	2,200,000
Redemptions	—	—
Net increase (decrease) in shares outstanding from share transactions	400,000	2,200,000

*	The Fund commenced operations on February 13, 2025.
**	The Fund commenced operations on October 29, 2024.

The accompanying notes are an integral part of the financial statements.

The 2023 ETF Series Trust II Funds

Statements of Changes in Net Assets — (Continued)

	GMO International Value ETF *	GMO Systematic Investment Grade Credit ETF **
	Period Ended June 30, 2025	Period Ended June 30, 2025
Operations:
Net investment income (loss)	$3,087,975	$23,676
Net realized gain (loss)	2,907,763	—
Net change in unrealized appreciation (depreciation)	12,905,682	107,278
Net increase (decrease) in net assets from operations	18,901,420	130,954

Distributions:
Net investment income	(216,070)	—
Total distributions	(216,070)	—

Capital share transactions:
Subscriptions	161,307,200	6,249,850
Redemptions	(16,938,680)	—
Increase (decrease) in net assets from capital transactions	144,368,520	6,249,850
Total increase (decrease) in net assets	163,053,870	6,380,804

Net Assets:
Beginning of period	—	—
End of period	$163,053,870	$6,380,804
Share Transactions:
Shares sold	6,200,000	250,000
Redemptions	(600,000)	—
Net increase (decrease) in shares outstanding from share transactions	5,600,000	250,000

*	The Fund commenced operations on October 29, 2024.
**	The Fund commenced operations on June 4, 2025.

The accompanying notes are an integral part of the financial statements.

The 2023 ETF Series Trust II Funds

Statements of Changes in Net Assets — (Continued)

	GMO U.S. Quality ETF		GMO U.S. Value ETF *
	Year Ended June 30, 2025	Period Ended June 30, 2024**	Period Ended June 30, 2025
Operations:
Net investment income (loss)	$13,249,067	$2,253,575	$624,638
Net realized gain (loss)	41,289,206	2,717,467	(766,763)
Net change in unrealized appreciation (depreciation)	114,330,870	59,389,425	310,409
Net increase (decrease) in net assets from operations	168,869,143	64,360,467	168,284

Distributions:
Net investment income	(8,909,490)	(2,130,949)	(299,112)
Total distributions	(8,909,490)	(2,130,949)	(299,112)

Capital share transactions:
Subscriptions	1,280,273,679	779,492,154	61,325,856
Redemptions	(260,762,382)	(10,918,317)	(8,647,964)
Increase (decrease) in net assets from capital transactions	1,019,511,297	768,573,837	52,677,892
Total increase (decrease) in net assets	1,179,470,950	830,803,355	52,547,064

Net Assets:
Beginning of period	830,803,355	—	—
End of period	$2,010,274,305	$830,803,355	$52,547,064
Share Transactions:
Shares sold	40,110,000	27,154,000	2,440,000
Redemptions	(8,210,000)	(360,000)	(360,000)
Net increase (decrease) in shares outstanding from share transactions	31,900,000	26,794,000	2,080,000

*	The Fund commenced operations on October 29, 2024.
**	The Fund commenced operations on November 14, 2023.

The accompanying notes are an integral part of the financial statements.

The 2023 ETF Series Trust II Funds

Financial Highlights

(For a share outstanding throughout the period)

GMO Beyond China ETF

For the Period Ended June 30, 2025(a)
Net asset value, beginning of period	$25.00
Income (loss) from investment operations:
Net investment income(b)	0.37
Net realized & unrealized gain (loss)(c)	1.89
Total from investment operations	2.26
Net asset value, end of period	$27.26
Total return on net asset value(d) (e)	9.03%

Supplemental data:
Net assets, end of period (000’s)	$10,903
Ratio of expenses to average net assets(f) (g)	0.65%
Ratio of net investment income (loss) to average net assets(g)	3.90%
Portfolio turnover(d) (h)	13%

(a)	The Fund commenced operations on February 13, 2025
(b)	Calculated based on average shares outstanding during the period.
(c)	Realized and unrealized gains and losses per share in this caption are balancing amounts necessary to reconcile the change in net asset value per share for the period and may not reconcile with the aggregate gains and losses in the statement of operations due to share transactions for the period.
(d)	Not annualized.
(e)	Total return on net asset value is based on the change in net asset value (“NAV”) of a share during the period and assumes reinvestment of dividends and distributions at NAV. The return shown does not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares. The NAV return is based on the start of day values on February 13, 2025.
(f)	Expenses exclude expenses incurred indirectly through investment in the underlying funds, if any.
(g)	Annualized.
(h)	Portfolio turnover rate excludes in-kind transactions, if any.

The accompanying notes are an integral part of the financial statements.

The 2023 ETF Series Trust II Funds

Financial Highlights — (Continued)

(For a share outstanding throughout the period)

GMO International Quality ETF

For the Period Ended June 30, 2025(a)
Net asset value, beginning of period	$25.00
Income (loss) from investment operations:
Net investment income(b)	0.34
Net realized & unrealized gain (loss)(c)	0.36
Total from investment operations	0.70

Distributions to shareholders
Net investment income	(0.04)
Total from distributions	(0.04)
Net asset value, end of period	$25.66
Total return on net asset value(d) (e)	2.82%

Supplemental data:
Net assets, end of period (000’s)	$56,446
Ratio of expenses to average net assets(f) (g)	0.60%
Ratio of net investment income (loss) to average net assets(g)	2.08%
Portfolio turnover(d) (h)	9%

(a)	The Fund commenced operations on October 29, 2024.
(b)	Calculated based on average shares outstanding during the period.
(c)	Realized and unrealized gains and losses per share in this caption are balancing amounts necessary to reconcile the change in net asset value per share for the period and may not reconcile with the aggregate gains and losses in the statement of operations due to share transactions for the period.
(d)	Not annualized.
(e)	Total return on net asset value is based on the change in net asset value (“NAV”) of a share during the period and assumes reinvestment of dividends and distributions at NAV. The return shown does not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares. The NAV return is based on the start of day values on October 29, 2024.
(f)	Expenses exclude expenses incurred indirectly through investment in the underlying funds, if any.
(g)	Annualized.
(h)	Portfolio turnover rate excludes in-kind transactions, if any.

The accompanying notes are an integral part of the financial statements.

The 2023 ETF Series Trust II Funds

Financial Highlights — (Continued)

(For a share outstanding throughout the period)

GMO International Value ETF

For the Period Ended June 30, 2025(a)
Net asset value, beginning of period	$25.00
Income (loss) from investment operations:
Net investment income(b)	1.00
Net realized & unrealized gain (loss)(c)	3.25
Total from investment operations	4.25

Distributions to shareholders
Net investment income	(0.13)
Total from distributions	(0.13)
Net asset value, end of period	$29.12
Total return on net asset value(d) (e)	17.09%

Supplemental data:
Net assets, end of period (000’s)	$163,054
Ratio of expenses to average net assets(f) (g)	0.60%
Ratio of net investment income (loss) to average net assets(g)	5.66%
Portfolio turnover(d) (h)	25%

(a)	The Fund commenced operations on October 29, 2024.
(b)	Calculated based on average shares outstanding during the period.
(c)	Realized and unrealized gains and losses per share in this caption are balancing amounts necessary to reconcile the change in net asset value per share for the period and may not reconcile with the aggregate gains and losses in the statement of operations due to share transactions for the period.
(d)	Not annualized.
(e)	Total return on net asset value is based on the change in net asset value (“NAV”) of a share during the period and assumes reinvestment of dividends and distributions at NAV. The return shown does not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares. The NAV return is based on the start of day values on October 29, 2024.
(f)	Expenses exclude expenses incurred indirectly through investment in the underlying funds, if any.
(g)	Annualized.
(h)	Portfolio turnover rate excludes in-kind transactions, if any.

The accompanying notes are an integral part of the financial statements.

The 2023 ETF Series Trust II Funds

Financial Highlights — (Continued)

(For a share outstanding throughout the period)

GMO Systematic Investment Grade Credit ETF

For the Period Ended June 30, 2025(a)
Net asset value, beginning of period	$25.00
Income (loss) from investment operations:
Net investment income(b)	0.10
Net realized & unrealized gain (loss)(c)	0.42
Total from investment operations	0.52
Net asset value, end of period	$25.52
Total return on net asset value(d) (e)	2.09%

Supplemental data:
Net assets, end of period (000’s)	$6,381
Ratio of expenses to average net assets(f) (g)	0.25%
Ratio of net investment income (loss) to average net assets(g)	5.31%
Portfolio turnover(d) (h)	—%

(a)	The Fund commenced operations on June 4, 2025.
(b)	Calculated based on average shares outstanding during the period.
(c)	Realized and unrealized gains and losses per share in this caption are balancing amounts necessary to reconcile the change in net asset value per share for the period and may not reconcile with the aggregate gains and losses in the statement of operations due to share transactions for the period.
(d)	Not annualized.
(e)	Total return on net asset value is based on the change in net asset value (“NAV”) of a share during the period and assumes reinvestment of dividends and distributions at NAV. The return shown does not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares. The NAV return is based on the start of day values on June 4, 2025.
(f)	Expenses exclude expenses incurred indirectly through investment in the underlying funds, if any.
(g)	Annualized.
(h)	Portfolio turnover rate excludes in-kind transactions, if any.

The accompanying notes are an integral part of the financial statements.

The 2023 ETF Series Trust II Funds

Financial Highlights — (Continued)

(For a share outstanding throughout the period)

GMO U.S. Quality ETF

	Year Ended June 30, 2025	For the Period Ended June 30, 2024(a)
Net asset value, beginning of period	$31.01	$25.00
Income (loss) from investment operations:
Net investment income(b)	0.30	0.19
Net realized & unrealized gain (loss)(c)	3.14	5.96
Total from investment operations	3.44	6.15

Distributions to shareholders
Net investment income	(0.20)	(0.14)
Total from distributions	(0.20)	(0.14)
Net asset value, end of period	$34.25	$31.01
Total return on net asset value(d)	11.16%	24.62	%(e)

Supplemental data:
Net assets, end of period (000’s)	$2,010,274	$830,803
Ratio of expenses to average net assets(f)	0.50%	0.50	%(g)
Ratio of net investment income (loss) to average net assets(g)	0.93%	1.01%
Portfolio turnover(h)	15%	7	%(e)

(a)	The Fund commenced operations on November 14, 2023.
(b)	Calculated based on average shares outstanding during the period.
(c)	Realized and unrealized gains and losses per share in this caption are balancing amounts necessary to reconcile the change in net asset value per share for the period and may not reconcile with the aggregate gains and losses in the statement of operations due to share transactions for the period.
(d)	Total return on net asset value is based on the change in net asset value (“NAV”) of a share during the period and assumes reinvestment of dividends and distributions at NAV. The return shown does not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares. The NAV return is based on the start of day values on November 14, 2023.
(e)	Not annualized.
(f)	Expenses exclude expenses incurred indirectly through investment in the underlying funds, if any.
(g)	Annualized.
(h)	Portfolio turnover rate excludes in-kind transactions, if any.

The accompanying notes are an integral part of the financial statements.

The 2023 ETF Series Trust II Funds

Financial Highlights — (Continued)

(For a share outstanding throughout the period)

GMO U.S. Value ETF

For the Period Ended June 30, 2025(a)
Net asset value, beginning of period	$25.00
Income (loss) from investment operations:
Net investment income(b)	0.40
Net realized & unrealized gain (loss)(c)	0.04
Total from investment operations	0.44

Distributions to shareholders
Net investment income	(0.18)
Total from distributions	(0.18)
Net asset value, end of period	$25.26
Total return on net asset value(d) (e)	1.78%

Supplemental data:
Net assets, end of period (000’s)	$52,547
Ratio of expenses to average net assets(f) (g)	0.50%
Ratio of net investment income (loss) to average net assets(g)	2.48%
Portfolio turnover(d) (h)	53%

(a)	The Fund commenced operations on October 29, 2024.
(b)	Calculated based on average shares outstanding during the period.
(c)	Realized and unrealized gains and losses per share in this caption are balancing amounts necessary to reconcile the change in net asset value per share for the period and may not reconcile with the aggregate gains and losses in the statement of operations due to share transactions for the period.
(d)	Not annualized.
(e)	Total return on net asset value is based on the change in net asset value (“NAV”) of a share during the period and assumes reinvestment of dividends and distributions at NAV. The return shown does not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares. The NAV return is based on the start of day values on October 29, 2024.
(f)	Expenses exclude expenses incurred indirectly through investment in the underlying funds, if any.
(g)	Annualized.
(h)	Portfolio turnover rate excludes in-kind transactions, if any.

The accompanying notes are an integral part of the financial statements.

The 2023 ETF Series Trust II Funds

Notes to Financial Statements
June 30, 2025

1.	Organization

Each of GMO Beyond China ETF (commenced operations on February 13, 2025), GMO International Quality ETF (commenced operations on October 29, 2024), GMO International Value ETF (commenced operations on October 29, 2024), GMO Systematic Investment Grade Credit ETF (commenced operations on June 4, 2025), GMO U.S. Quality ETF and GMO U.S. Value ETF (commenced operations on October 29, 2024) (each a “Fund” and collectively the “Funds”) is an exchange-traded fund (“ETF”) and a separate operating series of The 2023 ETF Series Trust II (the “Trust”), a Delaware statutory trust since June 13, 2023 that is registered with the Securities and Exchange Commission as an open-end management investment company. The Funds are advised and managed by Grantham, Mayo, Van Otterloo & Co. LLC (“GMO”) an investment adviser registered under the Investment Advisers Act of 1940, as amended, and serves as the Funds’ investment adviser (the “Adviser”).

The following table provides information about the Funds’ principal investment objectives and benchmark (if any):

Fund Name	Benchmark	Investment Objective
GMO Beyond China ETF	Not Applicable	Total return
GMO International Quality ETF	Not Applicable	Total return
GMO International Value ETF	Not Applicable	Total return
GMO Systematic Investment Grade Credit ETF	Bloomberg U.S. Corporate Index	Total return
GMO U.S. Quality ETF	Not Applicable	Total return
GMO U.S. Value ETF	Not Applicable	Total return

2.	Summary of Significant Accounting Policies

Each Fund is an investment company and accordingly follows the investment company accounting and reporting guidance of the Financial Accounting Standards Board Accounting Standards Codification Topic 946 “Financial Services – Investment Companies.”

The preparation of financial statements in accordance with U.S. generally accepted accounting principles (“U.S. GAAP”) requires management to make estimates and assumptions at the date of the financial statements. Actual results could differ from those estimates.

The Funds’ policies are in conformity with U.S. GAAP and have been consistently followed by the Funds in preparing the financial statements. The accompanying financial statements have been prepared in accordance with U.S. GAAP on the accrual basis of accounting.

Security Valuation

In accordance with the authoritative guidance on fair value measurements and disclosure under U.S. GAAP, the Funds disclose fair value of its investments in a hierarchy that prioritizes the inputs to valuation techniques used to measure the fair value. The objective of a fair value measurement is to determine the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date (an exit price). Accordingly, the fair value hierarchy gives the highest priority to quoted prices (unadjusted) in active markets for identical assets or liabilities (Level 1) and the lowest priority to unobservable inputs (Level 3). The three levels of the fair value hierarchy are described below:

Level 1: Valuations based on quoted prices for identical securities in active markets.

Level 2: Valuations determined using other significant direct or indirect observable inputs.

Level 3: Valuations based primarily on inputs that are unobservable and significant.

The valuation techniques used by the Funds to measure fair value during the period ended June 30, 2025 maximized the use of observable inputs and minimized the use of unobservable inputs.

The 2023 ETF Series Trust II Funds

Notes to Financial Statements — (Continued)
June 30, 2025

Securities in the portfolios of the Funds for which market quotations are readily available are generally valued at the last sale price or official closing price, as applicable, on an exchange or the most recent quoted price published by the exchange (if no reported last sale or official closing price); or the quoted price provided by a pricing source (in the event the Adviser deems the private market to be a more reliable indicator or market value than the exchange).

The Funds’ Board of Trustees (the “Board”) has designated the Adviser as the valuation designee for the Funds under Rule 2a-5 of the Investment Company Act of 1940 (the “1940 Act”), subject to its oversight. The Adviser has adopted procedures and methodologies to fair value each Funds’ investments whose market prices are not readily available or are deemed to be unreliable. Fair value determinations are made in good faith and in accordance with the fair value methodologies included in the Adviser-adopted valuation procedures. Due to the subjective and variable nature of fair value pricing, there can be no assurance that the Adviser will be able to obtain the fair value assigned to the investment upon the sale of such investment.

The following is a summary of the respective levels assigned to the Funds’ securities and derivatives, if any, as of June 30, 2025:

Description	Level 1	Level 2	Level 3	Total
GMO Beyond China ETF
Asset Valuation Inputs
Common Stocks	$10,778,776	$—	$—	$10,778,776
Short-Term Investments	152,624	—	—	152,624
Total Investments	10,931,400	—	—	10,931,400
Total	$10,931,400	$—	$—	$10,931,400

GMO International Quality ETF
Asset Valuation Inputs
Common Stocks	$55,788,682	$—	$—	$55,788,682
Short-Term Investments	618,727	—	—	618,727
Total Investments	56,407,409	—	—	56,407,409
Total	$56,407,409	$—	$—	$56,407,409

GMO International Value ETF
Asset Valuation Inputs
Common Stocks	$157,559,943	$—	$—	$157,559,943
Preferred Stocks	2,340,293	—	—	2,340,293
Short-Term Investments	2,817,658	—	—	2,817,658
Total Investments	162,717,894	—	—	162,717,894
Total	$162,717,894	$—	$—	$162,717,894

GMO Systematic Investment Grade Credit ETF
Asset Valuation Inputs
Corporate Debt	$—	$6,239,244	$—	$6,239,244
Short-Term Investments	62,669	—	—	62,669
Total Investments	62,669	6,239,244	—	6,301,913
Total	$62,669	$6,239,244	$—	$6,301,913

The 2023 ETF Series Trust II Funds

Notes to Financial Statements — (Continued)
June 30, 2025

Description	Level 1	Level 2	Level 3	Total
GMO U.S. Quality ETF
Asset Valuation Inputs
Common Stocks	$1,994,471,467	$—	$—	$1,994,471,467
Short-Term Investments	12,835,158	—	—	12,835,158
Total Investments	2,007,306,625	—	—	2,007,306,625
Total	$2,007,306,625	$—	$—	$2,007,306,625

GMO U.S. Value ETF
Asset Valuation Inputs
Common Stocks	$51,854,056	$—	$—	$51,854,056
Short-Term Investments	649,522	—	—	649,522
Total Investments	52,503,578	—	—	52,503,578
Total	$52,503,578	$—	$—	$52,503,578

For the year ended June 30, 2025, there were not transfers into or out of Level 3 for the Funds.

Share Valuation

The net asset value (“NAV”) per share of each Fund is computed by dividing the value of the net assets of each of the Funds (i.e., the value of its total assets less total liabilities and withholdings) by the total number of shares outstanding of each Fund, rounded to the nearest cent. The NAV per share of each Fund is determined as of the close of regular trading on the New York Stock Exchange (“NYSE”), generally at 4:00 p.m. Eastern time. Any assets or liabilities denominated in currencies other than the U.S. dollar are typically translated into U.S. dollars at the close of regular trading on the NYSE, generally at 4:00 p.m. Eastern time, at then current exchange rates or at such other rates as deemed appropriate.

Security Transactions and Investment Income

Security transactions are accounted for in the financial statements on trade date. Throughout the reporting period, investment transactions are generally accounted for no later than one business day following the trade date. Costs used in determining realized gains and losses on the sale of investment securities are based on specific identification. Dividend income is recorded on the ex-dividend date or, if later, when the Funds are informed of the ex-dividend date. Interest income is recognized on an accrual basis. Withholding taxes and reclaims on foreign dividends, if any, have been provided for in accordance with the Funds’ understanding of the applicable country’s tax rules and rates.

Foreign currency translation

The market values of foreign securities, currency holdings and related assets and liabilities are typically translated into U.S. dollars at the close of regular trading on the NYSE, generally at 4:00 pm Eastern time. Income and expenses denominated in foreign currencies are typically translated into U.S. dollars at the close of regular trading on the NYSE. Fluctuations in the value of currency holdings and other assets and liabilities resulting from changes in exchange rates are recorded as unrealized foreign currency gains or losses. Realized gains or losses and unrealized appreciation or depreciation on investment securities and income and expenses are translated on the respective dates of such transactions. The effects of changes in foreign currency exchange rates on investments in securities are not separated in the Statements of Operations from the effects of changes in market prices of those securities, but are included with the net realized and unrealized gain or loss on investment securities.

Dividends and Distributions

GMO Beyond China ETF, GMO International Quality ETF and GMO International Value ETF pay out dividends from net investment income, if any, at least annually. GMO U.S. Quality ETF and GMO U.S. Value ETF pay out dividends from net investment income, if any, quarterly. GMO Systematic Investment Grade Credit ETF pays out dividends from its net investment income, if any, monthly. Distributions of net realized capital gains, if any, generally are declared and paid at least annually, but a fund may make distributions on a more frequent basis for a fund to comply with the distribution requirements of the Internal Revenue Code of 1986, as amended (the “Code”) in all events in a manner consistent with the provisions of the Investment Company Act of 1940 (the “1940 Act”). Brokers may make available to their customers who own shares of each Fund the Depository Trust Company book-entry dividend reinvestment service. If this service is available and used, dividend distributions of both income and capital gains will automatically be reinvested in additional whole shares of each Fund purchased on the secondary market. Without this service, investors would receive their distributions in cash.

The 2023 ETF Series Trust II Funds

Notes to Financial Statements — (Continued)
June 30, 2025

Income and capital gain distributions are determined in accordance with U.S. federal income tax regulations, which may differ from U.S. GAAP. Certain capital accounts in the financial statements are periodically adjusted for permanent differences in order to reflect their tax character. These adjustments have no impact on net assets or net asset value per share. Temporary differences that arise from recognizing certain items of income, expense, gain or loss in different periods for financial statement and tax purposes will likely reverse at some time in the future.

Differences in distributable earnings on a U.S. GAAP and tax accounting basis primarily relate to the following:

Differences related to:	GMO Beyond China ETF	GMO International Quality ETF	GMO International Value ETF	GMO Systematic Investment Grade Credit ETF	GMO U.S. Quality ETF	GMO U.S. Value ETF
Capital loss carryforwards		X	X		X	X
Dividend income and withholding tax reclaim reserves			X
Foreign currency transactions	X
Losses on wash sale transactions	X					X
Passive foreign investment company transactions	X		X
Redemption in-kind transactions			X		X	X
There are no significant differences				X

Federal Income and Foreign Tax Information

Each Fund has elected to be treated or intends to elect to be treated and intends to qualify each year as a separate regulated investment company under Subchapter M of the Code. Each Fund intends to distribute its net investment income, if any, and its net realized short-term and long-term capital gains, if any, after giving effect to any available capital loss carryforwards for U.S. federal income tax purposes. Therefore, each Fund makes no provision for U.S. federal income or excise taxes.

Taxes on foreign interest and dividend income are generally withheld in accordance with the applicable country’s tax treaty with the United States. The foreign withholding rates applicable to each Fund’s investments in certain jurisdictions may be higher if a significant portion of the Fund is held by non-U.S. shareholders. Each Fund may be subject to taxation on realized capital gains, repatriation proceeds and other transaction-based charges imposed by certain countries in which it invests. Transaction-based charges are generally calculated as a percentage of the transaction amount. Taxes related to capital gains realized during the year ended June 30, 2025, if any, are reflected as part of Net realized gain (loss) on investments in the Statements of Operations. Changes in tax liabilities related to capital gain taxes on unrealized investment gains, if any, are reflected as part of Net change in unrealized appreciation (depreciation) on investments in the Statements of Operations.

Foreign taxes paid by each Fund may be treated, to the extent permissible by the Code (and other applicable U.S. federal tax guidance) and if that Fund so elects, as if paid by U.S. shareholders of that Fund.

The 2023 ETF Series Trust II Funds

Notes to Financial Statements — (Continued)
June 30, 2025

Funds with annual periods beginning after December 15, 2024, GMO Beyond China ETF and GMO Systematic Investment Grade Credit ETF, have adopted the Financial Accounting Standards Board (“FASB”) Accounting Standards Update 2023-09, “Income Taxes (Topic 740) Improvements to Income Tax Disclosures” (“ASU 2023-09”). The table below presents foreign income taxes paid (net of reclaims, if any) disaggregated by individual jurisdictions for Funds that paid income taxes (net of reclaims, if any) equal to or greater than five percent of total income taxes paid during the year. See “Recently-Issued Accounting Guidance” for more information.

GMO Beyond China ETF
Income taxes by foreign jurisdiction:
India	$1,234
Indonesia	3,839
Mexico	1,227
Poland	1,583
South Korea	1,316
Thailand	3,299
Turkey	1,541
Other*	817
Total income taxes paid, net of refunds	$14,856

*	Other countries comprising less than five percent of foreign income taxes paid (net of reclaims).

The tax character of distributions declared by each Fund to shareholders is as follows:

	Tax year ended June 30, 2025			Tax year ended June 30, 2024
Fund Name	Ordinary Income (including any net short-term capital gain) ($)	Net Long-Term Capital Gain ($)	Total Distributions ($)	Ordinary Income (including any net short-term capital gain) ($)	Net Long-Term Capital Gain ($)	Total Distributions ($)
GMO Beyond China ETF	—	—	—	—	—	—
GMO International Quality ETF	8,600	—	8,600	—	—	—
GMO International Value ETF	216,070	—	216,070	—	—	—
GMO Systematic Investment Grade Credit ETF	—	—	—	—	—	—
GMO U.S. Quality ETF	8,909,490	—	8,909,490	2,130,949	—	2,130,949
GMO U.S. Value ETF	299,112	—	299,112	—	—	—

Distributions in excess of a Fund’s tax basis earnings and profits, if significant, are reported in the Funds’ financial statements as a return of capital.

The 2023 ETF Series Trust II Funds

Notes to Financial Statements — (Continued)
June 30, 2025

As of June 30, 2025, the components of distributable earnings on a tax basis and certain tax attributes for the Funds consisted of the following:

Fund Name	Undistributed Ordinary Income (including any net short-term capital gain) ($)	Capital Loss Carryforwards ($)
GMO Beyond China ETF	242,527	—
GMO International Quality ETF	319,730	(146,776)
GMO International Value ETF	3,362,797	(623,382)
GMO Systematic Investment Grade Credit ETF	21,969	—
GMO U.S. Quality ETF	4,462,203	(12,869,030)
GMO U.S. Value ETF	325,526	(809,409)

As of June 30, 2025, certain Funds had capital loss carryforwards available to offset future realized gains, if any, to the extent permitted by the Code. Net capital losses are carried forward without expiration and generally retain their short-term and/or long-term tax character, as applicable. Utilization of the capital loss carryforwards, post-October capital losses, late-year ordinary losses, and losses realized subsequent to June 30, 2025, if any, could be subject to further limitations imposed by the Code related to share ownership activity. The Funds’ capital loss carryforwards are as follows:

Fund Name	Short-Term ($)	Long-Term ($)
GMO Beyond China ETF	—	—
GMO International Quality ETF	(146,776)	—
GMO International Value ETF	(623,382)	—
GMO Systematic Investment Grade Credit ETF	—	—
GMO U.S. Quality ETF	(12,869,030)	—
GMO U.S. Value ETF	(809,409)	—

As of June 30, 2025, the approximate total cost, aggregate investment-level gross/net unrealized appreciation (depreciation) in the value of total investments, and the net unrealized appreciation (depreciation) of outstanding financial instruments, for U.S. federal income tax purposes were as follows:

	Total Investments				Outstanding Financial Instruments
Fund Name	Aggregate Cost ($)	Gross Unrealized Appreciation ($)	Gross Unrealized (Depreciation) ($)	Net Unrealized Appreciation (Depreciation) ($)	Net Unrealized Appreciation (Depreciation) ($)
GMO Beyond China ETF	10,423,616	744,313	(236,529)	507,784	—
GMO International Quality ETF	53,917,398	3,609,064	(1,119,053)	2,490,011	—
GMO International Value ETF	150,173,696	13,700,626	(1,156,428)	12,544,198	—
GMO Systematic Investment Grade Credit ETF	6,192,928	108,985	—	108,985	—
GMO U.S. Quality ETF	1,834,125,380	260,013,637	(86,832,392)	173,181,245	—
GMO U.S. Value ETF	52,443,496	2,263,183	(2,203,101)	60,082	—

The Funds are subject to authoritative guidance related to the accounting and disclosure of uncertain tax positions under U.S. GAAP. A Fund may recognize an income tax liability related to an uncertain tax position under U.S. GAAP when the uncertain tax position has a less than 50% probability that it would be sustained upon examination by the tax authorities, based on technical merits. United States and non-U.S. tax rules (including the interpretation and application of tax laws) are subject to change. The Funds file tax returns and/or adopt certain tax positions in various jurisdictions. Non-U.S. taxes are provided for based on the Funds’ understanding of the prevailing tax rules of the non-U.S. markets in which they invest. Recently enacted tax rules, including interpretations of tax laws and tax legislation/initiatives currently under consideration in various jurisdictions, including the U.S., might affect the way the Funds and their investors are taxed prospectively and/or retroactively. Prior to the expiration of the relevant statutes of limitations, if any, the Funds are subject to examination by U.S. federal, state, local and non-U.S. jurisdictions with respect to the tax returns they have filed and the tax positions they have adopted. The Funds’ U.S. federal income tax returns are generally subject to examination by the Internal Revenue Service for a period of three years after they are filed. State, local and/or non-U.S. tax returns and/or other filings may be subject to examination for different periods, depending upon the tax rules of each applicable jurisdiction. As of June 30, 2025, each Fund has determined that no tax liability is required to be accrued in its financial statements related to uncertain tax positions for any tax years which are subject to examination.

The 2023 ETF Series Trust II Funds

Notes to Financial Statements — (Continued)
June 30, 2025

Purchase and Sale of Fund Shares

Shares of each Fund are listed on NYSE Arca, Inc. (the “Exchange”), a national securities exchange and trade in the secondary market, where most investors may buy and sell them at market prices that change throughout the day. Such market prices may be lower, higher or equal to net asset value (“NAV”). Accordingly, when transacting in the secondary market, investors may pay more than NAV when purchasing shares and receive less than NAV when selling shares. They may also be subject to brokerage commissions and charges. The Funds issue and redeem shares at NAV only in aggregations of a specified number of shares (“Creation Units”), generally in exchange for a basket of securities (“Basket”), together with a specified cash payment or, in certain circumstances, for an all cash payment. Unlike mutual funds, shares are not individually redeemable.

Indemnification

Under the Funds’ organizational documents, their officers and Trustees are indemnified against certain liabilities arising out of the performance of their duties to Funds. The Funds may enter into contracts that contain representations and that provide general indemnifications. The Funds’ maximum liability exposure under these arrangements is unknown, as future claims that have not yet occurred may be made against the Funds.

Segment Reporting

The Funds adopted Fund Accounting Standards Board Accounting Standards Update 2023-07, “Segment Reporting (Topic 280) – Improvements to Reportable Segment Disclosures” (“ASU 2023-07”). Adoption of the new standard impacted financial statement disclosures only and did not affect the Funds’ financial position or its results of operations. The Investment Adviser acts as the Funds’ chief operating decision maker (“CODM”) assessing performance and making decisions about resource allocation. The CODM has determined that each Fund operates as a single segment. The CODM monitors the operating results of each Fund as a whole and each Fund makes investments in accordance with its investment objective as outlined in its prospectus. The financial information used by the CODM is consistent with that presented in each Fund’s Schedule of Investments, Statement of Changes in Net Assets and Financial Highlights.

Recently-Issued Accounting Guidance

In December 2023, the FASB issued a new Accounting Standards Update, ASU 2023-09. The purpose of ASU 2023-09 is to enhance the transparency of income tax disclosures, including the requirement to disclose income taxes paid disaggregated by jurisdictions. The amendments in ASU 2023-09 are effective for annual periods beginning after December 15, 2024, with early adoption permitted. GMO is currently evaluating the impact, if any, of the new disclosure requirements on the financial statements for the Funds with annual periods beginning prior to December 15, 2024. Adoption of the new standard by GMO Beyond China ETF and GMO Systematic Investment Grade Credit ETF impacted financial statement disclosures only and did not affect the Funds’ financial position or results of operations.

The 2023 ETF Series Trust II Funds

Notes to Financial Statements — (Continued)
June 30, 2025

3.	Investment Advisory Agreement and Other Services

Under an investment advisory agreement between the Trust, on behalf of the Funds, and the Adviser (the “Advisory Agreement”), the Adviser provides investment advisory services to the Funds. For such investment advisory services, the Funds have agreed to pay the Adviser a unitary advisory fee payable at the annual rate equal to the percentage of each of the respective Funds’ average daily net assets set forth in the table below:

	GMO Beyond China ETF	GMO International Quality ETF	GMO International Value ETF	GMO Systematic Investment Grade Credit ETF	GMO U.S. Quality ETF	GMO U.S. Value ETF
Advisory fee	0.65%	0.60%	0.60%	0.25%	0.50%	0.50%

In addition, the Adviser has contractually agreed to pay all expenses incurred by, and appropriately allocated to, the Funds except for the advisory fee; investment-related costs (such as interest charges on any borrowings, brokerage commissions and other expenses incurred in placing orders for the purchase and sale of securities and other investment instruments); taxes; proxy and shareholder meeting expenses (unless the need for a shareholder meeting is caused by the Adviser, such as a change of control of the Adviser); fees and expenses related to the provision of securities lending services; acquired fund fees and expenses (other than management and shareholder service fees paid to the Adviser attributable to the Funds’ investment in such acquired funds); legal fees or expenses in connection with any arbitration, litigation, or pending or threatened arbitration or litigation, including any settlements in connection therewith; legal fees incurred at the request or direction of a Fund service provider other than the Adviser; extraordinary (as mutually determined by the Board and the Adviser) or non-recurring expenses not incurred in the ordinary course of the Funds’ business; and distribution fees and expenses paid by the Funds under any distribution plan adopted pursuant to Rule 12b-1 under the 1940 Act.

The Funds have adopted a Plan of Distribution (the “Distribution Plan”) that allows the Funds to pay distribution fees to Foreside Fund Services, LLC (the “Distributor”) and other firms that provide distribution services (“Service Providers”). Under the Distribution Plan, if a Service Provider provides distribution services, the Funds would pay distribution fees to the Distributor at an annual rate not to exceed 0.25% of average daily net assets, pursuant to Rule 12b-1 under the 1940 Act. The Distributor would, in turn, pay the Service Provider out of its fees. The Board currently has determined not to implement any 12b-1 fees pursuant to the Plan. 12b-1 fees may only be imposed after approval by the Board.

State Street Bank & Trust Company (“State Street”) serves as administrator, custodian and transfer agent for the Funds. State Street maintains all necessary records of the Funds.

4.	Organizational Expenses and Offering Costs

The Adviser (and not the Funds) has agreed to pay all of the Funds’ organizational expenses and offering costs appropriately allocated to them. As a result, organizational expenses and offering costs of the Funds are not reflected in the Funds’ Statements of Assets and Liabilities or Statements of Operations. The Funds are not obligated to repay any such organizational expenses or offering costs paid by the Adviser.

5.	Investment Transactions

Purchases and sales of investments in securities, excluding in-kind transactions and short-term securities, for the year ended June 30, 2025 were as follows:

Fund Name	Purchases ($)	Sales ($)
GMO Beyond China ETF	6,515,542	1,037,095
GMO International Quality ETF	5,928,386	2,170,833
GMO International Value ETF	41,416,404	20,729,437
GMO Systematic Investment Grade Credit ETF	1,286,919	—

The 2023 ETF Series Trust II Funds

Notes to Financial Statements — (Continued)
June 30, 2025

Fund Name	Purchases ($)	Sales ($)
GMO U.S. Quality ETF	300,929,293	211,031,428
GMO U.S. Value ETF	23,544,738	19,572,134

There were no purchases or sales of long-term U.S. Government securities by the Funds.

In-kind transactions associated with creations and redemptions, for the year ended June 30, 2025 were as follows:

Fund Name	Creations ($)	Redemptions ($)
GMO Beyond China ETF	4,730,160	—
GMO International Quality ETF	49,694,049	—
GMO International Value ETF	139,924,584	16,539,943
GMO Systematic Investment Grade Credit ETF	4,843,981	—
GMO U.S. Quality ETF	1,179,780,839	257,973,223
GMO U.S. Value ETF	56,835,712	8,491,259

The 2023 ETF Series Trust II Funds

Notes to Financial Statements — (Continued)
June 30, 2025

6.	Principal Risks

The following chart identifies the principal risks associated with each Fund. Risks not marked for a particular Fund may, however, still apply to some extent to that Fund at various times.

	GMO Beyond China ETF	GMO International Quality ETF	GMO International Value ETF	GMO Systematic Investment Grade Credit ETF	GMO U.S. Quality ETF	GMO U.S. Value ETF
Management and Operational Risk	●	●	●	●	●	●
Market Risk – Equities	●	●	●		●	●
Focused Investment Risk	●	●	●	●	●	●
Market Disruption and Geopolitical Risk	●	●	●	●	●	●
Non-U.S. Investment Risk	●	●	●	●
ETF Risks	●	●	●	●	●	●
Illiquidity Risk	●		●	●		●
Smaller Company Risk	●	●	●	●		●
New/Smaller Fund Risk	●	●	●	●	●	●
Currency Risk	●	●	●
Other Investment Company Risk	●	●			●
Derivatives and Short Sales Risk	●			●
Counterparty Risk	●			●
Credit Risk				●
Market Risk - Fixed Income				●
Leveraging Risk	●			●
Futures Contract Risk				●
Large Shareholder Risk				●

Investing in an ETF involves many risks. The risks of investing in the Funds depend on the types of investments in its portfolio and the investment strategies GMO employs on its behalf. This section does not describe every potential risk of investing in the Funds. The Funds could be subject to additional risks because of the types of investments they make and market conditions, which may change over time. The Statement of Additional Information includes more information about the Funds, their investments, and the related risks.

An investment in the Funds is not a bank deposit and, therefore, is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.

● Management and Operational Risk. A Fund runs the risk that GMO’s investment techniques will fail to produce intended results. For some Funds, GMO uses quantitative models as part of its investment process. GMO’s models may not accurately predict future market movements. In addition, GMO’s models rely on assumptions and data that are subject to limitations (e.g., inaccuracies, staleness) that could adversely affect their predictive value. A Fund also runs the risk that GMO’s assessment of an investment, including a security’s fundamental fair (or intrinsic) value, is wrong or that deficiencies in GMO’s or another service provider’s internal systems or controls will cause losses for the Fund or impair Fund operations.

The 2023 ETF Series Trust II Funds

Notes to Financial Statements — (Continued)
June 30, 2025

●  Market Risk – Equities. The market price of an equity in a Fund’s portfolio may decline due to factors affecting the issuer or its industry or the economy and equity markets generally. If a Fund purchases an equity for less than its fundamental fair (or intrinsic) value as assessed by GMO, a Fund runs the risk that the market price of the equity will not appreciate or will decline (for example, if GMO’s assessment proves to be incorrect or the market fails to recognize the equity’s intrinsic value). A Fund also may purchase equities that typically trade at higher multiples of current earnings than other securities, and the market prices of these equities often are more sensitive to changes in future earnings expectations and interest rates than the market prices of equities trading at lower multiples. Declines in stock market prices generally are likely to reduce the net asset value of a Fund’s shares.

●  Focused Investment Risk. Investments in countries, regions, asset classes, sectors, industries, currencies, or issuers that are subject to the same or similar risk factors and investments whose market prices are closely correlated are subject to higher overall risk than investments that are more diversified or whose market prices are not as closely correlated.

●  Market Disruption and Geopolitical Risk. Geopolitical and other events (e.g., wars, pandemics, sanctions, terrorism) often disrupt securities markets and adversely affect the general economy or particular economies and markets. Those events, as well as other changes in non-U.S. and U.S. economic and political conditions, could exacerbate other risks or otherwise reduce the value of a Fund’s investments.

●  Non-U.S. Investment Risk. The market prices of many non-U.S. securities fluctuate more than those of U.S. securities. Many non-U.S. securities markets are less stable, smaller, less liquid, and less regulated than U.S. securities markets, and the cost of trading in those markets often is higher than in U.S. securities markets. In addition, non-U.S. securities issuers often are not subject to as much regulation as U.S. issuers, and the reporting, recordkeeping, accounting, custody, and auditing standards to which those issuers are subject often are not as rigorous as U.S. standards. In addition, a Fund is subject to taxation by countries other than the United States, including potentially on a retroactive basis, on (i) capital gains it realizes or dividends, interest, or other amounts it realizes or accrues in respect of non-U.S. investments; (ii) transactions in those investments; and (iii) repatriation of proceeds generated from the sale or other disposition of those investments. Also, a Fund needs a license to invest directly in securities traded in many non-U.S. securities markets, and a Fund is subject to the risk that its license is terminated or suspended. In some non-U.S. securities markets, prevailing custody and trade settlement practices (e.g., the requirement to pay for securities prior to receipt) expose a Fund to credit and other risks. Further, adverse changes in investment regulations, capital requirements or exchange controls could adversely affect the value of a Fund’s investments. The risks above (such as substantial price fluctuations and market instability, illiquidity and lack of regulation) and other risks (e.g., nationalization, expropriation or other confiscation of assets of non-U.S. issuers, difficulties enforcing legal judgments or contractual rights and geopolitical risks) tend to be higher for investments in the securities of issuers tied economically to emerging countries. The economies of emerging countries often depend predominantly on only a few industries or commodities and often are more volatile than the economies of developed countries.

●  ETF Risks. Each Fund is an ETF and, as a result of this structure, is exposed to the following risks:

●  Costs of Buying or Selling Shares Risk. Due to the costs of buying or selling Fund shares, including brokerage commissions imposed by brokers and the variance in bid-ask spreads, frequent trading of Fund shares may significantly reduce investment results and an investment in Fund shares may not be advisable for investors who anticipate regularly making small investments.

●  Limited Authorized Participants, Market Makers and Liquidity Providers Risk. Because a Fund is an ETF, typically only a limited number of institutional investors (known as “Authorized Participants”) are authorized to purchase and redeem shares directly from a Fund. Retail investors cannot transact directly with a Fund. In addition, there may be a limited number of market makers and/or liquidity providers in the marketplace to transact in Fund shares, there may be demand for Fund shares thereby increasing the market price above NAV, or lack of demand, which may decrease the market price below NAV, or in stressed market conditions, the market for Fund shares may become less liquid in response to deteriorating liquidity in the markets for a Fund’s underlying portfolio holdings. As a result of these considerations, Fund shares may trade at a material premium or discount to net asset value (“NAV”) or these factors may, in turn, lead to wider spreads between the bid and ask price of Fund shares. In addition, a Fund may face possible delisting if: (i) Authorized Participants exit the business or otherwise become unable to process creation and/or redemption orders and no other Authorized Participants step forward to perform these services, or (ii) market makers and/or liquidity providers exit the business or significantly reduce their business activities and no other entities step forward to perform their functions.

The 2023 ETF Series Trust II Funds

Notes to Financial Statements — (Continued)
June 30, 2025

●  Trading Risk. Shares of a Fund may trade on the NYSE Arca, Inc. (the “Exchange”) above (premium) or below (discount) their NAV. In stressed market conditions, the market for Fund shares may become less liquid in response to deteriorating liquidity in the markets for a Fund’s underlying portfolio holdings, which may increase the variance between the market price of the Fund shares and the value of its underlying holdings. This can be reflected as a spread between the bid and ask prices for the Fund shares quoted during the day or a premium or discount in the closing price from a Fund’s NAV. In addition, although a Fund’s shares are currently listed on the Exchange, there can be no assurance that an active trading market for Fund shares will develop or be maintained. Trading in Fund shares may be halted due to market conditions or for reasons that, in the view of the Exchange, make trading in shares of a Fund inadvisable.

●  Cash Transactions Risk. A Fund may effect some of its creations and redemptions for cash, rather than in-kind securities. As a result, a Fund may have to sell portfolio securities at inopportune times in order to obtain the cash needed to meet redemption orders. This may cause a Fund to sell a security and recognize a capital gain or loss that might not have been incurred if it had made a redemption in-kind. The use of cash creations and redemptions may also cause a Fund’s shares to trade in the market at wider bid-ask spreads or greater premiums or discounts to a Fund’s NAV. In effecting creations and redemptions in exchange for cash, a Fund may incur certain costs, including brokerage costs in connection with investing cash received and may recognize capital gains in connection with cash redemptions, unlike an ETF that effects creations and redemptions only in-kind. In addition, costs could be imposed on a Fund which would have the effect of decreasing a Fund’s NAV to the extent the costs are not offset by a transaction fee payable by an Authorized Participant.

●  National Closed Market Trading Risk. To the extent that the underlying securities or other instruments held by a Fund trade on foreign exchanges or in foreign markets that may be closed when the securities exchange on which a Fund’s shares trade is open, there are likely to be deviations between the current price of such an underlying security and the last quoted price for the underlying security (i.e., the Fund’s quote from the closed foreign market). The impact of a closed foreign market on a Fund is likely to be greater where a large portion of a Fund’s underlying securities or other instruments trade on that closed foreign market or when the foreign market is closed for unscheduled reasons. These deviations could result in premiums or discounts to a Fund’s NAV that may be greater than those experienced by other ETFs.

●  Illiquidity Risk. Low trading volume, lack of a market maker, large position size, or legal restrictions increase the risk that a Fund or an underlying fund is limited or prevented from selling particular securities or closing derivative positions at desirable prices at a particular time or at all.

●  Smaller Company Risk. Smaller companies may have limited product lines, markets, or financial resources, lack the competitive strength of larger companies, have less experienced managers or depend on a few key employees. The securities of companies with smaller market capitalizations often are less widely held and trade less frequently and in lesser quantities, and their market prices often fluctuate more, than the securities of companies with larger market capitalizations.

●  New/Smaller Fund Risk. A new or smaller fund is subject to the risk that its performance may not represent how the fund is expected to or may perform in the long term. In addition, new funds have limited operating histories for investors to evaluate and new and smaller funds may not attract sufficient assets to achieve investment and trading efficiencies. There can be no assurance that a Fund will achieve an economically viable size, in which case it could ultimately liquidate.

●  Currency Risk. Fluctuations in exchange rates can adversely affect the market value of a Fund’s foreign currency holdings and investments denominated in foreign currencies.

●  Other Investment Company Risk. A Fund is indirectly exposed to all of the risks of an investment in the underlying funds in which it invests, including the risk that those underlying funds will not perform as expected. In addition, a Fund indirectly bears its pro rata portion of an underlying fund’s fees and expenses in addition to the fees and expenses borne by the Fund. As a result, shareholders will be subject to two layers of fees and expenses when a Fund invests in underlying funds.

●  Derivatives and Short Sales Risk. The use of derivatives involves the risk that their value may not change as expected relative to changes in the value of the underlying assets, pools of assets, rates, currencies or indices. Derivatives also present other risks, including market risk, illiquidity risk, currency risk, credit risk, leveraging risk, commodities risk and counterparty risk. The market price of an option is affected by many factors, including changes in the market prices or dividend rates of underlying securities (or in the case of indices, the securities in such indices); the time remaining before expiration; changes in interest rates or exchange rates; and changes in the actual or perceived volatility of the relevant index or underlying securities. A Fund typically creates short investment exposure by selling securities short or by taking a derivative position in which the value of the derivative moves in the opposite direction from the price of an underlying asset, pool of assets, rate, currency or index. Specifically, the net asset value of a Fund’s shares will be adversely affected if the equities or other assets that are the subject of a Fund’s short exposures appreciate in value. The risk of loss associated with derivatives that provide short investment exposure and short sales of securities is theoretically unlimited. The purchaser of TBA securities generally is subject to higher market risk and interest rate risk, because the delivered securities may be less favorable than anticipated by the purchaser.

The 2023 ETF Series Trust II Funds

Notes to Financial Statements — (Continued)
June 30, 2025

●  Counterparty Risk. A Fund runs the risk that the counterparty to a derivatives contract or a clearing member used by a Fund to hold a cleared derivatives contract is unable or unwilling to make timely settlement payments, return a Fund’s collateral or otherwise honor its obligations.

●  Credit Risk. A Fund runs the risk that the issuer or guarantor of a fixed income investment (including a sovereign or quasi-sovereign debt issuer) or the obligor of an obligation underlying an asset-backed security will be unable or unwilling to satisfy its obligation to pay principal and interest or otherwise to honor its obligations in a timely manner or at all. The market price of a fixed income investment will normally decline as a result of the failure of an issuer, guarantor, or obligor to meet its payment obligations or in anticipation of such a failure.

●  Market Risk – Fixed Income. The market price of a fixed income investment can decline due to market-related factors, including rising interest or inflation rates and widening credit spreads, or decreased liquidity due, for example, to market uncertainty about the value of a fixed income investment (or class of fixed income investments).

●  Leveraging Risk. The use of derivatives, short sales and securities lending can create leverage. Leverage increases a Fund’s losses when the value of its investments (including derivatives) declines. In addition, a Fund’s portfolio will be leveraged if it exercises its right to delay payment on a redemption and the value of a Fund’s assets declines between the time a redemption request is treated as being received by a Fund and the time a Fund liquidates assets to fund that redemption.

●  Futures Contracts Risk. The loss to a Fund resulting from its use of futures contracts is potentially unlimited. Futures markets are highly volatile, and the use of futures contracts increases the volatility of a Fund’s net asset value. A liquid secondary market may not exist for any particular futures contract at any particular time, and a Fund may be unable when it wishes to terminate its exposure under that contract. When a Fund uses futures contracts for hedging purposes, it runs the risk that changes in the prices of the contracts will not correlate perfectly with changes in the securities, index, or other asset underlying the contracts or movements in the prices of a Fund’s investments that are subject to the hedge. In addition, a Fund may be unable to recover or may be delayed in recovering margin or other amounts deposited with a futures commission merchant or futures clearinghouse. Foreign futures contracts are often less liquid and more volatile than U.S. futures contracts.

●  Large Shareholder Risk. Low trading volume, lack of a market maker, large position size, or legal restrictions increase the risk that a Fund or an underlying fund is limited or prevented from selling particular securities or closing derivative positions at desirable prices at a particular time or at all.

7.	Derivative financial instruments

Derivatives are financial contracts whose value depends on, or is derived from, the value of underlying assets, reference rates, or indices to increase, decrease or adjust elements of the investment exposures of a Fund’s portfolio. Derivatives may relate to securities, interest rates, currencies, currency exchange rates, inflation rates, commodities and indices, and include foreign currency contracts, swap contracts, reverse repurchase agreements, and other exchange-traded and OTC contracts.

The Funds may use derivatives to gain long investment exposure to securities or other assets. For example, a Fund may use derivatives instead of investing directly in equity securities, including using equity derivatives to maintain equity exposure when it holds cash by “equitizing” its cash balances using futures contracts or other types of derivatives. The Funds also may use currency derivatives (including forward currency contracts, futures contracts, swap contracts and options) to gain exposure to a given currency.

The 2023 ETF Series Trust II Funds

Notes to Financial Statements — (Continued)
June 30, 2025

A Fund also may use currency derivatives in an attempt to reduce some aspect of the currency exposure in its portfolio. For these purposes, the Fund may use an instrument denominated in a different currency that GMO believes is highly correlated with the relevant currency.

The Funds may use derivatives in an attempt to adjust elements of their investment exposures to various securities, sectors, markets, indices, and currencies without actually having to sell existing investments or make new direct investments. For example, if a Fund holds a large proportion of stocks of companies in a particular sector and GMO believes that stocks of companies in another sector will outperform those stocks, the Fund might use a short futures contract on an appropriate index (to synthetically “sell” a portion of the Fund’s portfolio) in combination with a long futures contract on another index (to synthetically “buy” exposure to that index). In adjusting their investment exposures, the Funds also may use currency derivatives in an attempt to adjust their currency exposure, seeking currency exposure that is different (in some cases, significantly different) from the currencies in which their equities are traded.

The Funds may use derivatives to effect transactions intended as substitutes for securities lending.

Each of the Funds may have investment exposures in excess of its net assets (i.e. the Fund may be leveraged).

A Fund’s foreign currency exposure may differ significantly from the currencies in which its equities are traded.

Certain derivatives transactions that may be used by the Funds, including certain interest rate swaps and certain credit default index swaps, are required to be (or are capable of being) transacted through a central clearing organization. The Funds hold cleared derivatives transactions, if any, through clearing members, who are members of derivatives clearing houses. Certain other derivatives, including futures and certain options, are transacted on exchanges. The Funds hold exchange-traded derivatives through clearing brokers that are typically members of the exchanges. In contrast to bilateral derivatives transactions, following a period of notice to a Fund, a clearing member at any time can require termination of existing cleared derivatives position or an increase in margin requirements above those required at the outset of a transaction. Clearing houses and exchanges also have broad rights to increase margin requirements for existing positions or to terminate those positions at any time. Any increase in margin requirements or termination of existing cleared derivatives positions by the clearing member or the clearing house could interfere with the ability of a Fund to pursue its investment strategy and any increase in margin held by a clearing member could expose a Fund to greater credit risk to its clearing member. Also, a Fund is subject to execution risk if it enters into a derivatives transaction that is required to be cleared (or that GMO expects to be cleared), and no clearing member is willing or able to clear the transaction on the Fund’s behalf. In those cases, the position might have to be terminated, and the Fund could lose some or all of the benefit of the position, including loss of an increase in the value of the position and/or loss of hedging protection.

The use of derivatives involves risks that are in addition to, and potentially greater than, the risks associated with investing directly in securities and other more traditional assets. See “Investment and other risks” above for further information.

For Funds that held derivatives during the period ended June 30, 2025, the following table shows how the Fund used these derivatives (marked with an X):

Type of Derivative and Objective for Use	GMO Beyond China ETF
Future Contracts
Adjust exposure to certain securities markets	X
Maintain the diversity and liquidity of the portfolio	X

Futures contracts

The Funds may purchase and sell futures contracts. A futures contract is a contract that obligates the holder to buy or sell an asset at a predetermined delivery price at a specified time in the future. Some futures contracts are net (cash) settled. Upon entering into a futures contract, a Fund is required to deposit cash, U.S. government and agency obligations or other liquid assets with the futures clearing broker in accordance with the initial margin requirements of the broker or exchange. Futures contracts are generally valued at the settlement price established at the close of business each day by the board of trade or exchange on which they are traded. The value of each of the Fund’s futures contracts is marked-to-market daily and an appropriate payable or receivable for the change in value (“variation margin”) is recorded by each Fund. The payable or receivable is settled on the following business day. Gains or losses are recognized but not accounted for as realized until the contracts expire or are closed. Futures contracts involve, to varying degrees, risk of loss in excess of the variation margin as recorded in the Statements of Assets and Liabilities. Under some circumstances, futures exchanges may establish daily limits on the amount that the price of a futures contract can vary from the previous day’s settlement price, thereby effectively preventing liquidation of unfavorable positions. Futures contracts expose the Funds to the risk that they may not be able to enter into a closing transaction due to an illiquid market. Futures contracts outstanding at the end of the period, if any, are listed in each applicable Fund’s Schedule of Investments.

The 2023 ETF Series Trust II Funds

Notes to Financial Statements — (Continued)
June 30, 2025

****

As provided by U.S. GAAP, the table below is based on market values or unrealized appreciation/(depreciation) rather than the notional amounts of derivatives. Changes to market values of reference asset(s) will tend to have a greater impact on the Funds (with correspondingly greater risk) the greater the notional amount. For further information on notional amounts, see the Schedule of Investments.

The following is a summary of the valuations of derivative instruments categorized by risk exposure.

The Effect of Derivative Instruments on the Statements of Operations for the period ended June 30, 2025^:

The risks referenced in the tables below are not intended to be inclusive of all risks. Please see the “Investment and other risks” and “Portfolio valuation” sections for a further discussion of risks.

Equity Contracts
GMO Beyond China ETF
Net Realized Gain (Loss) on:
Futures Contracts	$77,228
Total	$77,228

^	Because the Funds recognize changes in value through the Statements of Operations, they do not qualify for hedge accounting under authoritative guidance for derivative instruments. The Fund’s investment in derivatives may represent an economic hedge; however, they are considered to be non-hedge transactions for the purpose of this table.

Certain Funds are party to International Swaps and Derivatives Association, Inc. Master Agreements, Global Master Repurchase Agreements, Master Securities Loan Agreements or other similar types of agreements (collectively, “Master Agreements”) that generally govern the terms of OTC derivative transactions, repurchase agreements, reverse repurchase agreements and securities loans. The Master Agreements may include collateral posting terms and set-off provisions that apply in the event of a default and/or termination event. Upon the occurrence of such an event, including the bankruptcy or insolvency of the counterparty, the Master Agreements may permit the non-defaulting party to calculate a single net payment to close out applicable transactions. However, there is no guarantee that the terms of a Master Agreement will be enforceable; for example, when bankruptcy or insolvency laws impose restrictions on or prohibitions against the right of offset. Additionally, the set-off and netting provisions of a Master Agreement may not extend to the obligations of the counterparty’s affiliates or across varying types of transactions. Because no such event has occurred, the Funds do not presently have a legally enforceable right of set-off and these amounts have not been offset in the Statements of Assets and Liabilities. Termination events may also include a decline in the net assets of a Fund below a certain level over a specified period of time and may entitle a counterparty to elect an early termination of all the transactions under the Master Agreement with that counterparty. Such an election by one or more of the counterparties could have a material adverse impact on a Fund’s operations. For more information about other uncertainties and risks, see “Investments and other risks” above.

For financial reporting purposes, in the Statements of Assets and Liabilities any cash collateral that has been pledged to cover obligations of the Funds is reported as Due from broker and any cash collateral received from the counterparty is reported as Due to broker. Any non-cash collateral pledged by the Funds is noted in the Schedules of Investments. For financial reporting purposes, the Funds’ Statements of Assets and Liabilities generally show derivative assets and derivative liabilities (regardless of whether they are subject to netting arrangements) on a gross basis, which reflects the full risks and exposures of the Fund prior to netting. See Note 2 for information on repurchase agreements, reverse repurchase agreements and securities loans held by the Funds at June 30, 2025, if any.

The 2023 ETF Series Trust II Funds

Notes to Financial Statements — (Continued)
June 30, 2025

The average derivative activity of notional amounts (futures contracts), based on absolute values, at each month-end, was as follows for the period ended June 30, 2025:

Fund Name	Futures Contracts ($)
GMO Beyond China ETF	693,705

8.	Capital Share Transactions

Each of the Funds shares are listed and traded on the Exchange each day that the Exchange is open for business (“Business Day”). Individual shares of the Funds may only be purchased and sold on the Exchange through a broker-dealer at market price. Because shares of the Funds trade at market prices rather than at NAV, shares of the Funds may trade at a price equal to NAV, greater than NAV (premium) or less than NAV (discount). The Funds issue their shares to and redeem their shares from, on a continuous basis, certain institutional investors known as “Authorized Participants” (typically market makers or other broker-dealers) only in large blocks of the Funds’ shares known as Creation Units. Currently, the number of each of the Funds’ shares that constitute a Creation Unit is 10,000 shares. Creation Unit transactions are generally conducted in exchange for the deposit or delivery of a portfolio of in-kind securities designated by the Funds and as needed, a specified amount of cash.

Most retail investors will not qualify as Authorized Participants, therefore, they will be unable to purchase or redeem the shares directly from the Funds. Rather, most retail investors will purchase shares of the Funds in the secondary market with the assistance of a broker, which will be subject to customary brokerage commissions or fees.

A purchase (i.e., creation) transaction fee may be imposed for the transfer and other transaction costs associated with the purchase of Creation Units. The Funds may adjust the creation transaction fee from time to time. In addition, a variable fee may be imposed for cash purchases, non-standard orders, or partial cash purchases of Creation Units. The variable fee is primarily designed to cover non-standard charges, e.g., brokerage, taxes, foreign exchange, execution, market impact, and other costs and expenses related to the execution of trades resulting from such transaction. The Funds may determine not to charge a variable fee on certain orders when the Adviser has determined that doing so is in the best interests of Fund shareholders. Investors who use the services of an Authorized Participant, broker or other such intermediary may be charged a fee for such services which may include an amount for the creation transaction fee and non-standard charges. Investors are responsible for the costs of transferring the securities constituting the deposit securities to the account of the Trust. The Adviser may retain all or a portion of the transaction fee to the extent the Adviser bears the expenses that otherwise would be borne by the Trust in connection with the issuance of a Creation Unit, which the transaction fee is designed to cover. The standard creation transaction fee for a Fund regardless of the number of Creation Units created in the transaction, is set forth in the table below:

Fund Name	In-Kind Creation Transaction Fee ($)	Cash Creation Transaction Fee ($)
GMO Beyond China ETF	600	150
GMO International Quality ETF	400	100
GMO International Value ETF	800	100
GMO Systematic Investment Grade Credit ETF	250	100
GMO U.S. Quality ETF	150	100
GMO U.S. Value ETF	250	100

A redemption transaction fee may be imposed for the transfer and other transaction costs associated with the redemption of Creation Units. The Funds may adjust the redemption transaction fee from time to time. In addition, a variable fee, payable to the Funds, may be imposed for cash redemptions, non-standard orders, or partial cash redemptions for the Funds. The variable fee is primarily designed to cover non-standard charges, e.g., brokerage, taxes, foreign exchange, execution, market impact, and other costs and expenses related to the execution of trades resulting from such transaction. The Funds may determine not to charge a variable fee on certain orders when the Adviser has determined that doing so is in the best interests of the Funds’ shareholders. Investors who use the services of an Authorized Participant, broker or other such intermediary may be charged a fee for such services which may include an amount for the redemption transaction fee and non-standard charges. Investors are responsible for the costs of transferring the securities constituting the Funds’ securities to the account of the Trust. The standard redemption transaction fee for a Fund, regardless of the number of Creation Units redeemed in the transaction, is set forth in the table below:

The 2023 ETF Series Trust II Funds

Notes to Financial Statements — (Continued)
June 30, 2025

Fund Name	In-Kind Redemption Transaction Fee ($)	Cash Redemption Transaction Fee ($)
GMO Beyond China ETF	600	150
GMO International Quality ETF	400	100
GMO International Value ETF	800	100
GMO Systematic Investment Grade Credit ETF	250	100
GMO U.S. Quality ETF	150	100
GMO U.S. Value ETF	250	100

9.	Subsequent Events

Management has evaluated all subsequent events through the date on which these statements were issued and has determined that no additional items require adjustment to or disclosure in these financial statements.

Report of Independent Registered Public Accounting Firm

To the Board of Trustees of The 2023 ETF Series Trust II and Shareholders of GMO U.S. Quality ETF, GMO Beyond China ETF, GMO International Value ETF, GMO International Quality ETF, GMO Systematic Investment Grade Credit ETF and GMO U.S. Value ETF

Opinions on the Financial Statements

We have audited the accompanying statements of assets and liabilities, including the schedules of investments, of GMO U.S. Quality ETF, GMO Beyond China ETF, GMO International Value ETF, GMO International Quality ETF, GMO Systematic Investment Grade Credit ETF and GMO U.S. Value ETF (six of the funds constituting The 2023 ETF Series Trust II, hereafter collectively referred to as the “Funds”) as of June 30, 2025, the related statements of operations and of changes in net assets for each of the periods indicated in the table below, including the related notes, and the financial highlights for each of the periods indicated in the table below (collectively referred to as the “financial statements”). In our opinion, the financial statements present fairly, in all material respects, the financial position of each of the Funds listed in the table below as of June 30, 2025, the results of each of their operations, the changes in each of their net assets, and each of the financial highlights for each of the periods indicated in the table below, in conformity with accounting principles generally accepted in the United States of America.

GMO U.S. Quality ETF	Statement of operations for the year ended June 30, 2025, and statements of changes in net assets and financial highlights for the year ended June 30, 2025, and the period from November 14, 2023 (inception) through June 30, 2024
GMO Beyond China ETF	Statement of operations, statements of changes in net assets, and financial highlights for the period February 13, 2025 (inception) through June 30,2025
GMO International Value ETF, GMO International Quality ETF, GMO U.S. Value ETF	Statement of operations, statements of changes in net assets, and financial highlights for the period October 29, 2024 (inception) through June 30,2025
GMO Systematic Investment Grade Credit Fund	Statement of operations, statements of changes in net assets, and financial highlights for the period June 4, 2025 (inception) through June 30,2025

Basis for Opinion

These financial statements are the responsibility of the Fund’s management. Our responsibility is to express an opinion on the Fund’s financial statements based on our audits. We are a public accounting firm registered with the Public Company Accounting Oversight Board (United States) (PCAOB) and are required to be independent with respect to the Fund in accordance with the U.S. federal securities laws and the applicable rules and regulations of the Securities and Exchange Commission and the PCAOB.

We conducted our audits of these financial statements in accordance with the standards of the PCAOB. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement, whether due to error or fraud.

Our audits included performing procedures to assess the risks of material misstatement of the financial statements, whether due to error or fraud, and performing procedures that respond to those risks. Such procedures included examining, on a test basis, evidence regarding the amounts and disclosures in the financial statements. Our audits also included evaluating the accounting principles used and significant estimates made by management, as well as evaluating the overall presentation of the financial statements. Our procedures included confirmation of securities owned as of June 30, 2025 by correspondence with the custodian and brokers; when replies were not received from brokers, we performed other auditing procedures. We believe that our audits provide a reasonable basis for our opinions.

/s/ PricewaterhouseCoopers LLP

Boston, MA

August 22, 2025

We have served as the auditor of one or more investment companies in the GMO mutual fund complex since 1985.

The 2023 ETF Series Trust II Funds

Tax Information for the Tax Year Ended June 30, 2025 (Unaudited)

The following information is being provided in order to meet reporting requirements set forth by the Code and/or to meet state-specific requirements. Shareholders should consult their tax advisors.

With respect to distributable earnings on tax basis, the Fund designates the following amounts (or, if subsequently determined to be different, the maximum amount allowable) for the fiscal year ended June 30, 2025:

Fund Name	Dividend Received Deduction (corporate shareholders) ($)	Qualified Dividend Income (non-corporate shareholders) ($)	U.S. Government Obligation Income ($)(1)	Interest- Related Dividend Income ($)(2)	Short-Term Capital Gain Dividends ($)(2)	Long-Term Capital Gain Distributions ($)	Foreign Taxes Paid ($)(3)	Foreign Source Income ($)(3)	Code Section 163(j) Interest-Related Dividend Income ($)(4)
GMO Beyond China ETF	—	110,524	—	—	—	—	17,811	147,607	—
GMO International Quality ETF	—	398,745	—	—	—	—	70,415	398,745	—
GMO International Value ETF	—	3,635,988	—	—	—	—	387,671	3,966,539	—
GMO Systematic Investment Grade Credit ETF	—	—	—	18,265	—	—	—	—	21,373
GMO U.S. Quality ETF	13,249,067	13,249,067	—	—	—	—	—	—	—
GMO U.S. Value ETF	624,638	624,638	—	—	—	—	—	—	—

(1)	All or a portion of these amounts may be exempt from taxation at the state level.
(2)	These amounts are generally exempt from U.S. withholding taxes for non-U.S. shareholders, provided certain conditions are satisfied by both the Funds and the Funds’ shareholders. If applicable, interest-related dividend amounts may include short-term capital gain distributions received from underlying funds.
(3)	The Funds expect to elect to treat foreign taxes attributed to foreign source income from certain of its investments, as if incurred directly by the Funds’ shareholders. All amounts presented above are based upon net investment income earned.
(4)	The Funds hereby designate the above business interest-related dividend income pursuant to Section 163(j) of the Code and the regulations.

In early 2026, the Funds or a financial intermediary will notify applicable shareholders of amounts for use in preparing 2025 U.S. federal income tax forms.

Investment Adviser	Distributor
Grantham, Mayo, Van Otterloo & Co. LLC	Foreside Fund Services, LLC
53 State Street	Three Canal Plaza, Suite 100
Boston, MA 02109	Portland, ME 04101

Administrator, Transfer Agent and Custodian	Independent Registered Public Accounting Firm
State Street Bank & Trust Company	PricewaterhouseCoopers, LLP
One Congress Street, Suite 1	101 Seaport Boulevard, Suite 500
Boston, MA 02114	Boston MA 02210

Legal Counsel
Morgan, Lewis & Bockius LLP
1111 Pennsylvania Avenue NW
Washington, DC 20004

(b)	The registrant’s Financial Highlights are included as part of the Financial Statements filed under Item 7(a) of this Form.

Item 8. Changes in and Disagreements with Accountants for Open-End Management Investment Companies.

There were no changes in or disagreements with accountants.

Item 9. Proxy Disclosures for Open-End Management Investment Companies.

There were no matters submitted to a vote of shareholders during the period covered.

Item 10. Remuneration Paid to Directors, Officers, and Others of Open-End Management Investment Companies.

Not applicable.

Item 11. Statement Regarding Basis for Approval of Investment Advisory Contract.

At a meeting held on August 19-20, 2024 (the “Meeting”), the Board of Trustees (the “Board”) of The 2023 ETF Series Trust II (“Trust”) considered and approved, for an initial two year term, the Investment Advisory Agreement (the “Agreement”) between the Trust and Grantham, Mayo, Van Otterloo & Co. (“GMO”) with respect to the GMO Beyond China ETF and GMO Systematic Investment Grade Credit ETF (each, a “Fund,” and collectively, the “Funds”) pursuant to which GMO will provide advisory services to the Funds, each of which is a new series of the Trust. The Board, which is comprised solely of Trustees who are not “interested persons” of the Trust within the meaning of the Investment Company Act of 1940 (the “Independent Trustees”), were advised by legal counsel throughout the process.

To evaluate the Agreement, the Board requested, and GMO, the Funds’ investment adviser, provided such materials as the Board, with the advice of counsel, deemed reasonably necessary. The Board also met with representatives of GMO at the Meeting, during which the Independent Trustees and GMO representatives discussed the materials that had been provided as well as other related matters concerning the Funds. In determining whether to approve the Agreement, the Board considered various factors, including (i) the nature, extent and quality of services to be provided by GMO to the Funds; (ii) the investment objective and strategy for each Fund and, because the Funds are new and therefore have no performance record, how each Fund’s strategy might be expected to perform in the future; (iii) the profits anticipated to be realized by GMO from providing advisory services to the Funds; (iv) fees charged to comparable funds; (v) the extent to which economies of scale would be shared as each Fund grows; and (vi) other factors the Board deemed to be relevant.

Nature, Extent and Quality of Services

The Board considered the nature, extent and quality of services to be provided by GMO. The Board reviewed the Agreement and GMO’s anticipated responsibilities with respect to providing investment advisory services to the Funds, including developing, implementing, and maintaining each Fund’s investment program; portfolio management, including evaluating and selecting investments for the Funds; trading portfolio securities and other investment instruments on behalf of the Funds; selecting broker-dealers to execute purchase and sale transactions; overseeing general portfolio compliance with relevant law; monitoring compliance with various policies and procedures and applicable securities regulations; periodic reporting to the Board; and implementing Board directives as they relate to the Funds.

The Board considered the background, sophistication and experience of GMO’s senior management, including those individuals responsible for portfolio management and regulatory compliance of the Funds. The Board also considered GMO’s extensive administrative and compliance infrastructures. The Board appreciated the fact that GMO has deep experience and expertise serving as the investment adviser to other registered investment companies.

The Board considered GMO’s portfolio management resources, structures and practices, including those associated with monitoring and seeking to ensure each Fund’s compliance with its investment objective and policies and with applicable laws and regulations. The Board also considered information about GMO’s overall investment management business, including the financial resources available to it needed to deliver high quality advisory services to the Funds.

Investment Performance

Because the Funds are new and had not yet commenced operations, the Board noted that there was no historical performance record to consider. The Board discussed with representatives of GMO the proposed portfolio management team and the investment strategy to be employed in the management of each Fund’s assets. The Board considered GMO’s reputation and experience, including its experience managing other registered investment companies and took into account its experience and familiarity with GMO providing investment advisory services to another series of the Trust.

Fees Charged to Comparable Funds

The Board reviewed the advisory fee to be paid by each Fund to GMO under the Agreement. The Board reviewed a report prepared by Broadridge, an independent third-party, comparing each Fund’s advisory fee to those paid by a group of peer funds. The Board took into consideration that the advisory fee for each Fund’s is a “unitary fee,” meaning that the Funds pay no expenses other than the advisory fee and certain expenses customarily excluded from unitary fee arrangements, such as brokerage commissions, taxes, and interest. The Board noted that, under the Agreement, GMO is responsible for compensating the Funds’ other service providers and paying the Funds’ other expenses out of its own fee and resources.

Profitability and Economies of Scale

The Board considered information concerning the anticipated profitability of GMO from managing the Funds. The Board appreciated that, because the Funds are new, information concerning GMO’s profitability from a Fund was based on estimates and therefore, to a large degree, speculative. The Board noted that it will have opportunities in the future to consider and evaluate GMO’s profitability from managing the Funds after the Funds commence operations and GMO begins receiving advisory fees. The Board also considered whether economies of scale or other efficiencies might result as a Fund’s assets grow. As the Funds had not yet commenced operations, the Board observed that it is difficult to draw any meaningful conclusions. However, the Board noted the commitment being made by GMO by structuring its advisory fee as a unitary fee, which effectively acts as a cap on each Fund’s total expense ratio. The Board noted that it intends to monitor for the existence of economies of scale with respect to the management of the Funds.

Other Benefits

The Board considered other benefits that might be derived by GMO from its relationship with the Funds. The Board noted that GMO has the ability to realize soft dollar benefits from its relationship with the Funds. The Board also considered the potential benefits flowing to GMO from sponsoring a family of exchange-traded funds.

Conclusion

After reviewing these and other factors, the Board concluded, in the context of its overall review of the Agreement, that the nature, extent and quality of services to be provided supported its approval of the Agreement and that the fee to be charged under the Agreement was reasonable. In the Independent Trustees’ deliberations, each Trustee gave specific factors the weight that Trustee thought appropriate. No single factor was determinative of the Board’s decision to approve the Agreement on behalf of the Funds; rather, the Board based its determination on the total mix of information available to it.

Item 12. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Not applicable to this registrant.

Item 13. Portfolio Managers of Closed-End Management Investment Companies.

Not applicable to this registrant.

Item 14. Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers.

Not applicable to this registrant.

Item 15. Submission of Matters to a Vote of Security Holders.

There have been no material changes to the procedures by which shareholders may recommend nominees to the registrant’s Board of Trustees.

Item 16. Controls and Procedures.

(a)	The registrant’s principal executive officer and principal financial officer have evaluated the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended) within 90 days of the filing date and have concluded that the registrant’s disclosure controls and procedures were effective, as of that date.

(b)	Effective July 21, 2025, the registrant’s principal executive officer and principal financial officer changed from being outsourced to members of management. As part of this change, financial reporting responsibilities moved from an outsourced oversight model to management.

Item 17. Disclosure of Securities Lending Activities for Closed-End Management Investment Companies

Not applicable to this registrant.

Item 18. Recovery of Erroneously Awarded Compensation.

Not applicable.

Item 19. Exhibits.

(a)(1)	The code of ethics that applies to the registrant's principal executive officer and principal financial officer is filed herewith.

(a)(2)	Any policy required by the listing standards adopted pursuant to Rule 10D-1 under the Exchange Act (17 CFR 240.10D-1) by the registered national securities exchange or registered national securities association upon which the registrant’s securities are listed – Not applicable.

(a)(3)(1)	A separate certification for the principal executive officer and the principal financial officer of the registrant as required by Rule 30a-2(a) under the Investment Company Act of 1940, as amended (17 CFR 270.30a-2(a)), are filed herewith.

(a)(4)	Any written solicitation to purchase securities under Rule 23c-1 – Not applicable.

(a)(5)	Change in Registrant’s independent public accountant – Not applicable.

(b)	The certifications by the registrant’s principal executive officer and principal financial officer, as required by Rule 30a-2(b) of the Investment Company Act of 1940, as amended, and Section 906 of the Sarbanes-Oxley Act of 2002 are filed herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

The 2023 ETF Series Trust II

By:	/s/Tara Pari
Tara Pari
President (Principal Executive Officer)

Date:	September 5, 2025

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/Tara Pari
Tara Pari
President (Principal Executive Officer)

Date:	September 5, 2025

By:	/s/ Betty Maganzini
Betty Maganzini
Treasurer (Principal Financial Officer)

Date:	September 5, 2025